UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street Suite 2020 Philadelphia, Pennsylvania			19103
(Address of principal executive offices)			(Zip code)

Vincent T. Lowry One Commerce Square, 2005 Market Street Suite 2020 Philadelphia, Pennsylvania 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-877-738-8870

Date of fiscal year end:	June 30

Date of reporting period:	July 1, 2008 - December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

RevenueSharesTM ETF Trust
Semi-Annual Report to Shareholders

December 31, 2008

www.RevenueSharesETFs.com | 877.738.8870

Table of Contents

Letter to Shareholders	2

Shareholder Expense Examples	3

Premium/Discount Summary Table	4

Schedule of Investments Summary Table	5

Schedules of Investments

RevenueShares Large Cap Fund	6

RevenueShares Mid Cap Fund	11

RevenueShares Small Cap Fund	16

RevenueShares Financials Sector Fund	22

RevenueShares ADR Fund	23

Statements of Assets and Liabilities	26

Statements of Operations	27

Statements of Changes in Net Assets	28

Financial Highlights	30

Notes to Financial Statements	32

Supplemental Information	37

Letter To Shareholders
(UNAUDITED)

January 30, 2009

Dear Shareholders,

Since RevenueShares ETFs first launched on February 22, 2008, the world wide equity markets have struggled the most since the early 1980s and 1990s. Both of these recessions and equity bear markets were preceded by rising oil and commodity prices and severe financial sector stresses. The recession we have experienced in 2008 is similar to these two previous periods, with the exception of the financial sector which seems more severe and may take longer to recover. Despite the recession and equity bear market, RevenueShares is determined to push ahead and make our Revenue Weighted products available to investors. As evidence, the RevenueShares Financials Sector Fund and RevenueShares ADR Fund began trading on November 13 and November 20, 2008, respectively. We are also very excited about the recent launch of the Navellier Overall A-100 Fund, which began trading on January 23, 2009.

We remain committed to our concept of improving known index returns by revenue weighting rather than capitalization weighting. And we understand the challenges present in the current markets, but believe that our strategies are well positioned to benefit as the economy begins to recover.

Sincerely,

Vincent T. Lowry
C.E.O. and Chief Investment Officer
VTL Associates, LLC

An investment in the Funds is subject to investment risk, including the possible loss of principal amount invested. Fund returns may not match the return of their respective Index, known as non-correlation risk, due to operating expenses incurred by the Fund. The alternative weighting approach employed by the Fund (i.e., using revenues as a weighting measure), while designed to enhance potential returns, may not produce the desired results. The risks associated with each specific fund are detailed in the prospectus and could include factors such as increased volatility risk, small and medium capitalization stock risk, concentration risk, non-diversification risk, financials sector risk, American Depositary Receipt risk, currency exchange risk, foreign market risk, growth style investing risk, portfolio turnover risk, and/or special risks of exchange-traded funds.

RevenueShares Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in RevenueShares Funds.

The views in this letter were those of the Fund manager as of January 30, 2009 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds' present investment methodology and do not constitute investment advice.

Shareholder Expense Examples
(UNAUDITED)

As a shareholder of a RevenueShares ETF, you incur advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During the Period July 1, 2008 to December 31, 2008" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Annualized Expense Ratio Based on the Period July 1, 2008 to December 31, 2008	Expenses Paid During the Period July 1, 2008 to December 31, 2008
RevenueShares Large Cap Fund
Actual	$1,000.00	$705.00	0.49%	$2.11	†
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50	†
RevenueShares Mid Cap Fund
Actual	$1,000.00	$664.50	0.54%	$2.27	†
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75	†
RevenueShares Small Cap Fund
Actual	$1,000.00	$754.90	0.54%	$2.39	†
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	0.54%	$2.75	†
RevenueShares Financials Sector Fund
Actual	$1,000.00	$879.60	0.49%	$0.63	††
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50	†
RevenueShares ADR Fund
Actual	$1,000.00	$1,080.20	0.49%	$0.59	†††
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50	†

†  Expenses are calculated using each Fund's annualized expense ratio, multiplied by the ending account value for the period, multiplied by 184/365 (to reflect the six-month period).

††  Expenses are calculated using each Fund's annualized expense ratio, multiplied by the ending account value for the period, multiplied by 50/365 (to reflect the period since commencement of investment operations).

†††  Expenses are calculated using each Fund's annualized expense ratio, multiplied by the ending account value for the period, multiplied by 42/365 (to reflect the period since commencement of investment operations).

Premium/Discount Summary Table
(UNAUDITED)

RevenueShares Large Cap Fund

Premium/Discount Range	Number of Days	% of Total Days
Less than -5.0%	1	0.54%
Greater than -5.0% and less than -4.0%	0	0.00
Greater than -4.0% and less than -3.5%	3	1.63
Greater than -3.5% and less than -3.0%	1	0.54
Greater than -3.0% and less than -2.5%	3	1.63
Greater than -2.5% and less than -2.0%	1	0.54
Greater than -2.0% and less than -1.5%	9	4.89
Greater than -1.5% and less than -1.0%	3	1.63
Greater than -1.0% and less than -0.5%	20	10.87
Greater than -.05% and less than 0.0%	65	35.34
Greater than 0.0% and less than 0.5%	36	19.57
Greater than 0.5% and less than 1.0%	16	8.70
Greater than 1.0% and less than 1.5%	9	4.89
Greater than 1.5% and less than 2.0%	3	1.63
Greater than 2.0% and less than 2.5%	6	3.26
Greater than 2.5% and less than 3.0%	3	1.63
Greater than 3.0% and less than 3.5%	1	0.54
Greater than 3.5% and less than 4.0%	1	0.54
Greater than 4.0% and less than 5.0%	0	0.00
Greater than 5.0%	3	1.63
	184	100.00%

RevenueShares Financials Sector Fund

Premium/Discount Range	Number of Days	% of Total Days
Less than -5.0%	6	11.53%
Greater than -5.0% and less than -4.0%	1	1.92
Greater than -4.0% and less than -3.5%	3	5.77
Greater than -3.5% and less than -3.0%	0	0.00
Greater than -3.0% and less than -2.5%	5	9.62
Greater than -2.5% and less than -2.0%	1	1.92
Greater than -2.0% and less than -1.5%	2	3.85
Greater than -1.5% and less than -1.0%	5	9.62
Greater than -1.0% and less than -0.5%	0	0.00
Greater than -.05% and less than 0.0%	5	9.62
Greater than 0.0% and less than 0.5%	8	15.38
Greater than 0.5% and less than 1.0%	0	0.00
Greater than 1.0% and less than 1.5%	1	1.92
Greater than 1.5% and less than 2.0%	2	3.85
Greater than 2.0% and less than 2.5%	0	0.00
Greater than 2.5% and less than 3.0%	0	0.00
Greater than 3.0% and less than 3.5%	0	0.00
Greater than 3.5% and less than 4.0%	5	9.62
Greater than 4.0% and less than 5.0%	2	3.85
Greater than 5.0%	6	11.53
	52	100.00%

RevenueShares Mid Cap Fund

Premium/Discount Range	Number of Days	% of Total Days
Less than -5.0%	4	2.17%
Greater than -5.0% and less than -4.0%	1	0.54
Greater than -4.0% and less than -3.5%	0	0.00
Greater than -3.5% and less than -3.0%	2	1.09
Greater than -3.0% and less than -2.5%	1	0.54
Greater than -2.5% and less than -2.0%	2	1.09
Greater than -2.0% and less than -1.5%	6	3.26
Greater than -1.5% and less than -1.0%	24	13.04
Greater than -1.0% and less than -0.5%	21	11.41
Greater than -.05% and less than 0.0%	37	20.12
Greater than 0.0% and less than 0.5%	41	22.29
Greater than 0.5% and less than 1.0%	20	10.87
Greater than 1.0% and less than 1.5%	6	3.26
Greater than 1.5% and less than 2.0%	7	3.80
Greater than 2.0% and less than 2.5%	3	1.63
Greater than 2.5% and less than 3.0%	6	3.26
Greater than 3.0% and less than 3.5%	0	0.00
Greater than 3.5% and less than 4.0%	0	0.00
Greater than 4.0% and less than 5.0%	2	1.09
Greater than 5.0%	1	0.54
	184	100.00%

RevenueShares ADR Fund

Premium/Discount Range	Number of Days	% of Total Days
Less than -5.0%	1	2.27%
Greater than -5.0% and less than -4.0%	3	6.82
Greater than -4.0% and less than -3.5%	4	9.09
Greater than -3.5% and less than -3.0%	2	4.55
Greater than -3.0% and less than -2.5%	3	6.82
Greater than -2.5% and less than -2.0%	0	0.00
Greater than -2.0% and less than -1.5%	1	2.27
Greater than -1.5% and less than -1.0%	0	0.00
Greater than -1.0% and less than -0.5%	6	13.64
Greater than -.05% and less than 0.0%	12	27.27
Greater than 0.0% and less than 0.5%	8	18.18
Greater than 0.5% and less than 1.0%	0	0.00
Greater than 1.0% and less than 1.5%	0	0.00
Greater than 1.5% and less than 2.0%	0	0.00
Greater than 2.0% and less than 2.5%	0	0.00
Greater than 2.5% and less than 3.0%	0	0.00
Greater than 3.0% and less than 3.5%	1	2.27
Greater than 3.5% and less than 4.0%	1	2.27
Greater than 4.0% and less than 5.0%	0	0.00
Greater than 5.0%	2	4.55
	44	100.00%

RevenueShares Small Cap Fund

Premium/Discount Range	Number of Days	% of Total Days
Less than -5.0%	4	2.17%
Greater than -5.0% and less than -4.0%	0	0.00
Greater than -4.0% and less than -3.5%	1	0.54
Greater than -3.5% and less than -3.0%	3	1.63
Greater than -3.0% and less than -2.5%	2	1.09
Greater than -2.5% and less than -2.0%	9	4.89
Greater than -2.0% and less than -1.5%	13	7.07
Greater than -1.5% and less than -1.0%	9	4.89
Greater than -1.0% and less than -0.5%	27	14.67
Greater than -.05% and less than 0.0%	26	14.13
Greater than 0.0% and less than 0.5%	39	21.21
Greater than 0.5% and less than 1.0%	11	5.98
Greater than 1.0% and less than 1.5%	12	6.52
Greater than 1.5% and less than 2.0%	6	3.26
Greater than 2.0% and less than 2.5%	8	4.35
Greater than 2.5% and less than 3.0%	4	2.17
Greater than 3.0% and less than 3.5%	5	2.72
Greater than 3.5% and less than 4.0%	3	1.63
Greater than 4.0% and less than 5.0%	1	0.54
Greater than 5.0%	1	0.54
	184	100.00%

Schedule of Investments Summary Table
(UNAUDITED)

RevenueShares Large Cap Fund

Industry	% of Net Assets
Automobiles & Components	3.2%
Banks	1.8
Capital Goods	9.2
Commercial & Professional Services	0.6
Consumer Durables & Apparel	1.6
Consumer Services	1.2
Diversified Financials	6.9
Energy	16.4
Food & Staples Retailing	8.2
Food Beverage & Tobacco	4.5
Health Care Equipment & Services	7.4
Household & Personal Products	1.5
Insurance	4.0
Materials	4.1
Media	2.6
Pharmaceuticals, Biotechnology	3.4
Real Estate	0.4
Retailing	5.6
Semiconductors & Semiconductor Equipment	1.1
Software & Services	2.2
Technology Hardware & Equipment	5.3
Telecommunication Services	3.1
Transportation	2.0
Utilities	4.0
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

RevenueShares Financials Sector Fund

Industry	% of Net Assets
Banks	12.7%
Diversified Financials	48.9
Insurance	28.5
Real Estate	3.1
Total Investments	93.2
Other Assets in Excess of Liabilities	6.8
Net Assets	100.0%

RevenueShares Mid Cap Fund

Industry	% of Net Assets
Automobiles & Components	1.5%
Banks	2.3
Capital Goods	12.3
Commercial & Professional Services	4.7
Consumer Durables & Apparel	3.9
Consumer Services	2.7
Diversified Financials	1.3
Energy	4.7
Food & Staples Retailing	1.1
Food Beverage & Tobacco	3.8
Health Care Equipment & Services	7.8
Household & Personal Products	1.0
Insurance	5.2
Materials	9.4
Media	0.7
Pharmaceuticals, Biotechnology	1.3
Real Estate	2.3
Retailing	7.3
Semiconductors & Semiconductor Equipment	0.9
Software & Services	3.5
Technology Hardware & Equipment	12.2
Telecommunication Services	0.6
Transportation	3.0
Utilities	6.8
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

RevenueShares ADR Fund

Industry	% of Net Assets
Automobiles & Components	9.0%
Banks	10.6
Capital Goods	4.5
Consumer Durables & Apparel	2.0
Consumer Services	0.2
Diversified Financials	5.9
Energy	28.6
Food & Staples Retailing	0.1
Food Beverage & Tobacco	3.0
Health Care Equipment & Services	0.2
Insurance	7.7
Materials	6.4
Media	1.0
Pharmaceuticals, Biotechnology	2.5
Real Estate	0.2
Semiconductors & Semiconductor Equipment	0.6
Software & Services	0.2
Technology Hardware & Equipment	4.8
Telecommunication Services	10.4
Transportation	0.3
Utilities	1.5
Total Investments	99.7
Other Assets in Excess of Liabilities	0.3
Net Assets	100.0%

RevenueShares Small Cap Fund

Industry	% of Net Assets
Automobiles & Components	0.7%
Banks	4.1
Capital Goods	12.4
Commercial & Professional Services	5.5
Consumer Durables & Apparel	6.5
Consumer Services	4.1
Diversified Financials	0.9
Energy	6.8
Food & Staples Retailing	3.7
Food Beverage & Tobacco	1.8
Health Care Equipment & Services	8.6
Household & Personal Products	0.5
Insurance	2.2
Materials	5.3
Media	1.6
Pharmaceuticals, Biotechnology	0.8
Real Estate	1.4
Retailing	12.8
Semiconductors & Semiconductor Equipment	1.9
Software & Services	3.0
Technology Hardware & Equipment	8.7
Telecommunication Services	0.3
Transportation	2.6
Utilities	4.2
Total Investments	100.4
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Schedule of Investments

REVENUESHARES LARGE CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.3%
Automobiles & Components—3.2%
Ford Motor Co.*	217,976	$499,165
General Motors Corp.	174,805	559,376
Goodyear Tire & Rubber Co.*	14,951	89,257
Harley-Davidson, Inc.	1,616	27,424
Johnson Controls, Inc.	8,865	160,988
Total Automobiles & Components		1,336,210
Banks—1.8%
BB&T Corp.	1,719	47,204
Comerica, Inc.	991	19,671
Fifth Third Bancorp	5,076	41,928
First Horizon National Corp.	1,388	14,671
Hudson City Bancorp, Inc.	729	11,635
Huntington Bancshares, Inc.	2,321	17,779
KeyCorp.	3,935	33,526
M&T Bank Corp.	333	19,118
Marshall & Ilsley Corp.	1,162	15,850
People's United Financial, Inc.	287	5,117
PNC Financial Services Group, Inc.	951	46,599
Regions Financial Corp.	5,216	41,519
Sovereign Bancorp, Inc.*	7,600	22,648
SunTrust Banks, Inc.	2,031	59,996
U.S. Bancorp	3,610	90,286
Wells Fargo & Co.	8,925	263,109
Zions Bancorporation	636	15,588
Total Banks		766,244
Capital Goods—9.2%
3M Co.	2,008	115,540
Boeing Co.	7,295	311,277
Caterpillar, Inc.	5,150	230,051
Cooper Industries Ltd., Class A	1,030	30,107
Cummins, Inc.	2,607	69,685
Danaher Corp.	1,077	60,969
Deere & Co.	3,168	121,398
Dover Corp.	1,131	37,233
Eaton Corp.	1,494	74,267
Emerson Electric Co.	3,304	120,959
Fastenal Co.	310	10,804
Flowserve Corp.	370	19,055
Fluor Corp.	1,875	84,131
General Dynamics Corp.	2,345	135,049
General Electric Co.	46,324	750,448
Goodrich Corp.	897	33,207
Honeywell International, Inc.	5,187	170,289
Illinois Tool Works, Inc.	2,353	82,473
Ingersoll-Rand Co. Ltd., Class A	3,372	58,504
ITT Corp.	1,148	52,797
Jacobs Engineering Group, Inc.*	980	47,138
L-3 Communications Holdings, Inc.	937	69,132
Lockheed Martin Corp.	2,405	202,212
Manitowoc Co., Inc.	2,292	19,849
Masco Corp.	4,525	50,363
Northrop Grumman Corp.	3,577	161,108
PACCAR, Inc.	2,534	72,472
Pall Corp.	411	11,685
Parker Hannifin Corp.	1,370	58,280

Investments	Shares	Value
Precision Castparts Corp.	519	$30,870
Raytheon Co.	1,955	99,783
Rockwell Automation, Inc.	846	27,275
Rockwell Collins, Inc.	580	22,672
Textron, Inc.	4,348	60,307
Tyco International Ltd.	4,215	91,044
United Technologies Corp.	5,103	273,521
W.W. Grainger, Inc.	410	32,324
Total Capital Goods		3,898,278
Commercial & Professional Services—0.6%
Avery Dennison Corp.	960	31,421
Cintas Corp.	696	16,168
Dun & Bradstreet Corp.	105	8,106
Equifax, Inc.	366	9,706
Monster Worldwide, Inc.*	572	6,915
Pitney Bowes, Inc.	1,172	29,863
R.R. Donnelley & Sons Co.	4,328	58,774
Republic Services, Inc.	595	14,750
Robert Half International, Inc.	1,157	24,089
Stericycle, Inc.*	89	4,635
Waste Management, Inc.	1,946	64,491
Total Commercial & Professional Services		268,918
Consumer Durables & Apparel—1.6%
Black & Decker Corp.	661	27,636
Centex Corp.	3,929	41,805
Coach, Inc.*	658	13,667
D.R. Horton, Inc.	4,923	34,806
Eastman Kodak Co.	7,226	47,547
Fortune Brands, Inc.	840	34,675
Harman International Industries, Inc.	1,160	19,407
Hasbro, Inc.	643	18,756
Jones Apparel Group, Inc.	3,074	18,014
KB Home	1,345	18,319
Leggett & Platt, Inc.	1,260	19,139
Lennar Corp. Class A	2,672	23,166
Mattel, Inc.	1,823	29,168
Newell Rubbermaid, Inc.	2,333	22,817
Nike, Inc. Class B	1,599	81,549
Polo Ralph Lauren Corp.	471	21,388
Pulte Homes, Inc.	3,176	34,714
Snap-On, Inc.	361	14,216
Stanley Works	656	22,370
VF Corp.	647	35,436
Whirlpool Corp.	2,268	93,781
Total Consumer Durables & Apparel		672,376
Consumer Services—1.2%
Apollo Group, Inc. Class A*	179	13,715
Carnival Corp.	2,988	72,668
Darden Restaurants, Inc.	1,255	35,366
H&R Block, Inc.	818	18,585
International Game Technology	1,070	12,722
Marriott International, Inc. Class A	3,512	68,308
McDonald's Corp.	1,682	104,603
Starbucks Corp.*	4,925	46,591
Starwood Hotels & Resorts Worldwide, Inc.	1,813	32,453

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Consumer Services—1.2% (continued)
Wyndham Worldwide Corp.	3,514	$23,017
Wynn Resorts Ltd.*	325	13,735
Yum! Brands, Inc.	1,706	53,739
Total Consumer Services		495,502
Diversified Financials—6.9%
American Express Co.	7,303	135,471
Ameriprise Financial, Inc.	1,871	43,707
Bank of America Corp.	35,276	496,685
Bank of New York Mellon Corp.	2,913	82,525
Capital One Financial Corp.	3,100	98,859
Charles Schwab Corp.	1,478	23,899
CIT Group, Inc.	7,372	33,469
Citigroup, Inc.	68,927	462,500
CME Group, Inc.	53	11,030
Discover Financial Services	3,151	30,029
E*Trade Financial Corp.*	4,951	5,694
Federated Investors, Inc. Class B	277	4,698
Franklin Resources, Inc.	482	30,742
Goldman Sachs Group, Inc.	4,622	390,051
IntercontinentalExchange, Inc.*	47	3,875
Invesco Ltd.	1,435	20,721
Janus Capital Group, Inc.	685	5,501
JPMorgan Chase & Co.	15,807	498,394
Legg Mason, Inc.	1,071	23,466
Leucadia National Corp.*	270	5,346
Moody's Corp.	393	7,895
Morgan Stanley	21,789	349,496
Nasdaq OMX Group, Inc.*	605	14,950
Northern Trust Corp.	530	27,634
NYSE Euronext	784	21,466
SLM Corp.*	3,948	35,137
State Street Corp.	1,592	62,613
T. Rowe Price Group, Inc.	326	11,553
Total Diversified Financials		2,937,406
Energy—16.4%
Anadarko Petroleum Corp.	1,664	64,147
Apache Corp.	805	59,997
Baker Hughes, Inc.	1,581	50,703
BJ Services Co.	1,976	23,060
Cabot Oil & Gas Corp.	149	3,874
Cameron International Corp.*	1,173	24,047
Chesapeake Energy Corp.	3,388	54,784
Chevron Corp.	14,924	1,103,927
ConocoPhillips	18,607	963,842
Consol Energy, Inc.	609	17,405
Devon Energy Corp.	1,028	67,550
El Paso Corp.	3,239	25,361
ENSCO International, Inc.	321	9,113
EOG Resources, Inc.	391	26,033
Exxon Mobil Corp.	24,477	1,953,998
Halliburton Co.	4,371	79,465
Hess Corp.	3,935	211,073
Marathon Oil Corp.	13,218	361,644
Massey Energy Co.	866	11,942
Murphy Oil Corp.	2,872	127,373
Nabors Industries Ltd.*	1,837	21,989
National Oilwell Varco, Inc.*	2,145	52,424

Investments	Shares	Value
Noble Corp.	577	$12,746
Noble Energy, Inc.	351	17,276
Occidental Petroleum Corp.	2,019	121,120
Peabody Energy Corp.	1,060	24,115
Pioneer Natural Resources Co.	587	9,498
Range Resources Corp.	159	5,468
Rowan Cos., Inc.	579	9,206
Schlumberger Ltd.	2,666	112,852
Smith International, Inc.	1,768	40,470
Southwestern Energy Co.*	341	9,879
Spectra Energy Corp.	1,470	23,138
Sunoco, Inc.	6,875	298,788
Tesoro Corp.	14,200	187,014
Valero Energy Corp.	28,657	620,137
Weatherford International Ltd.*	3,819	41,322
Williams Cos., Inc.	3,559	51,534
XTO Energy, Inc.	882	31,108
Total Energy		6,929,422
Food & Staples Retailing—8.2%
Costco Wholesale Corp.	5,696	299,040
CVS Caremark Corp.	13,104	376,609
Kroger Co.	11,703	309,076
Safeway, Inc.	8,115	192,894
SUPERVALU, Inc.	15,320	223,672
SYSCO Corp.	7,150	164,021
Walgreen Co.	9,649	238,041
Wal-Mart Stores, Inc.	29,119	1,632,411
Whole Foods Market, Inc.	3,266	30,831
Total Food & Staples Retailing		3,466,595
Food Beverage & Tobacco—4.5%
Altria Group, Inc.	6,045	91,038
Archer-Daniels-Midland Co.	9,846	283,860
Brown-Forman Corp. Class B	226	11,637
Campbell Soup Co.	1,201	36,042
Coca-Cola Co.	3,075	139,205
Coca-Cola Enterprises, Inc.	9,219	110,905
ConAgra Foods, Inc.	3,673	60,605
Constellation Brands, Inc. Class A*	1,188	18,735
Dean Foods Co.*	3,653	65,644
Dr Pepper Snapple Group, Inc.*	1,547	25,139
General Mills, Inc.	948	57,591
H.J. Heinz Co.	1,154	43,390
Hershey Co.	621	21,574
J.M. Smucker Co.	261	11,317
Kellogg Co.	1,292	56,654
Kraft Foods, Inc. Class A	6,818	183,063
Lorillard Inc.	284	16,003
McCormick & Co., Inc.†	464	14,783
Molson Coors Brewing Co. Class B	536	26,221
Pepsi Bottling Group, Inc.	3,261	73,405
PepsiCo, Inc.	3,517	192,626
Philip Morris International, Inc.	2,724	118,521
Reynolds American, Inc.	957	38,577
Sara Lee Corp.	5,947	58,221
Tyson Foods, Inc. Class A	16,680	146,117
UST, Inc.	121	8,395
Total Food Beverage & Tobacco		1,909,268

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Health Care Equipment & Services—7.4%
Aetna, Inc.	5,591	$159,344
AmerisourceBergen Corp.	9,035	322,188
Baxter International, Inc.	1,041	55,787
Becton Dickinson & Co.	458	31,323
Boston Scientific Corp.*	4,876	37,740
C.R. Bard, Inc.	127	10,701
Cardinal Health, Inc.	12,377	426,634
Cigna Corp.	5,509	92,827
Coventry Health Care, Inc.*	3,951	58,791
Covidien Ltd.	1,199	43,452
DaVita, Inc.*	494	24,488
DENTSPLY International, Inc.	372	10,505
Express Scripts, Inc.*	1,424	78,292
Hospira, Inc.*	593	15,904
Humana, Inc.*	3,686	137,414
IMS Health, Inc.	693	10,506
Intuitive Surgical, Inc.*	30	3,810
Laboratory Corp. of America Holdings*	309	19,903
McKesson Corp.	11,816	457,633
Medco Health Solutions, Inc.*	5,472	229,332
Medtronic, Inc.	1,844	57,938
Patterson Cos., Inc.*	721	13,519
Quest Diagnostics, Inc.	655	34,001
St. Jude Medical, Inc.*	596	19,644
Stryker Corp.	729	29,124
Tenet Healthcare Corp.*	31,343	36,044
UnitedHealth Group, Inc.	14,364	382,082
Varian Medical Systems, Inc.*	243	8,515
WellPoint, Inc.*	7,158	301,567
Zimmer Holdings, Inc.*	463	18,714
Total Health Care Equipment & Services		3,127,722
Household & Personal Products—1.5%
Avon Products, Inc.	2,081	50,006
Clorox Co.	419	23,280
Colgate-Palmolive Co.	1,109	76,011
Estee Lauder Cos., Inc. Class A	1,128	34,923
Kimberly-Clark Corp.	1,627	85,808
Procter & Gamble Co.	5,905	365,047
Total Household & Personal Products		635,075
Insurance—4.0%
Aflac, Inc.	1,708	78,295
Allstate Corp.	5,319	174,250
American International Group, Inc.	131,724	206,807
AON Corp.	819	37,412
Assurant, Inc.	1,690	50,700
Chubb Corp.	1,183	60,333
Cincinnati Financial Corp.	552	16,047
Genworth Financial, Inc. Class A	15,506	43,882
Hartford Financial Services Group, Inc.	4,411	72,429
Lincoln National Corp.	2,801	52,771
Loews Corp.	2,568	72,546
Marsh & McLennan Cos., Inc.	2,288	55,530
MetLife, Inc.	7,893	275,149
Principal Financial Group, Inc.	2,541	57,350
Progressive Corp.	3,773	55,878

Investments	Shares	Value
Prudential Financial, Inc.	5,429	$164,282
Torchmark Corp.	371	16,584
Travelers Cos., Inc.	2,702	122,130
Unum Group	2,972	55,279
XL Capital Ltd. Class A	11,771	43,553
Total Insurance		1,711,207
Materials—4.1%
Air Products & Chemicals, Inc.	923	46,399
AK Steel Holding Corp.	3,627	33,804
Alcoa, Inc.	12,851	144,702
Allegheny Technologies, Inc.	1,024	26,143
Ball Corp.	832	34,603
Bemis Co. Inc.	656	15,534
CF Industries Holdings, Inc.	334	16,419
Dow Chemical Co.	13,228	199,611
E.I. Du Pont de Nemours & Co.	5,301	134,115
Eastman Chemical Co.	1,042	33,042
Ecolab, Inc.	748	26,292
Freeport-McMoRan Copper & Gold, Inc.	3,806	93,019
International Flavors & Fragrances, Inc.	352	10,461
International Paper Co.	8,467	99,911
MeadWestvaco Corp.	2,706	30,280
Monsanto Co.	673	47,346
Newmont Mining Corp.	713	29,019
Nucor Corp.	2,388	110,326
Owens-Illinois, Inc.*	8,375	228,889
Pactiv Corp.*	684	17,018
PPG Industries, Inc.	1,508	63,984
Praxair, Inc.	847	50,278
Rohm & Haas Co.	632	39,051
Sealed Air Corp.	1,432	21,394
Sigma-Aldrich Corp.	244	10,307
Titanium Metals Corp.	608	5,356
United States Steel Corp.	2,753	102,412
Vulcan Materials Co.	245	17,047
Weyerhaeuser Co.	1,204	36,854
Total Materials		1,723,616
Media—2.6%
CBS Corp. Class B†	7,961	65,201
Comcast Corp. Class A	9,237	155,921
DIRECTV Group, Inc.*	3,603	82,545
Gannett Co., Inc.	4,100	32,800
Interpublic Group of Cos., Inc.*	7,913	31,335
McGraw-Hill Cos., Inc.	1,214	28,153
Meredith Corp.	459	7,858
New York Times Co. Class A	1,839	13,480
News Corp. Class A	17,563	159,648
Omnicom Group, Inc.	2,159	58,120
Scripps Networks Interactive, Inc., Class A	324	7,128
Time Warner, Inc.	20,741	208,654
Viacom, Inc., Class B*	3,836	73,114
Walt Disney Co.	7,051	159,987
Washington Post Co. Class B	52	20,293
Total Media		1,104,237

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Pharmaceuticals, Biotechnology—3.4%
Abbott Laboratories	2,398	$127,981
Allergan, Inc.	562	22,660
Amgen, Inc.*	1,118	64,565
Biogen Idec, Inc.*	366	17,433
Bristol-Myers Squibb Co.	4,019	93,442
Celgene Corp.*	182	10,061
Cephalon, Inc.*	108	8,320
Eli Lilly & Co.	2,480	99,870
Forest Laboratories, Inc.*	644	16,403
Genzyme Corp.*	303	20,110
Gilead Sciences, Inc.*	485	24,803
Johnson & Johnson	4,799	287,123
King Pharmaceuticals, Inc.*	789	8,379
Life Technologies Corp.*	280	6,527
Merck & Co., Inc.	3,888	118,195
Millipore Corp.*	143	7,367
Mylan, Inc.*	2,222	21,976
PerkinElmer, Inc.	660	9,181
Pfizer, Inc.	12,673	224,439
Schering-Plough Corp.	4,530	77,146
Thermo Fisher Scientific, Inc.*	1,509	51,412
Waters Corp.*	193	7,073
Watson Pharmaceuticals, Inc.*	460	12,222
Wyeth	2,834	106,303
Total Pharmaceuticals, Biotechnology		1,442,991
Real Estate—0.4%
Apartment Investment & Management Co. Class A (a)	670	7,739
AvalonBay Communities, Inc. (a)	59	3,574
Boston Properties, Inc. (a)	120	6,600
CB Richard Ellis Group, Inc. Class A*	6,785	29,311
Developers Diversified Realty Corp. (a)	867	4,231
Equity Residential (a)	310	9,244
HCP, Inc. (a)	216	5,998
Host Hotels & Resorts, Inc. (a)	3,368	25,496
Kimco Realty Corp. (a)	274	5,009
Plum Creek Timber Co., Inc. (a)	217	7,539
Prologis (a)	3,042	42,252
Public Storage (a)	114	9,063
Simon Property Group, Inc. (a)	328	17,427
Vornado Realty Trust (a)	222	13,398
Total Real Estate		186,881
Retailing—5.6%
Abercrombie & Fitch Co. Class A	769	17,741
Amazon.com, Inc.*	1,596	81,843
AutoNation, Inc.*	7,681	75,888
Autozone, Inc.*	211	29,428
Bed Bath & Beyond, Inc.*	1,298	32,995
Best Buy Co., Inc.	7,237	203,432
Big Lots, Inc.*	1,383	20,040
Expedia, Inc.*	1,705	14,049
Family Dollar Stores, Inc.	1,193	31,102
GameStop Corp. Class A*	1,216	26,339
Gap, Inc.	5,356	71,717
Genuine Parts Co.	1,316	49,824
Home Depot, Inc.	14,160	325,962

Investments	Shares	Value
JC Penney Co., Inc.	4,421	$87,094
Kohl's Corp.*	2,027	73,377
Limited Brands, Inc.	5,544	55,662
Lowe's Cos., Inc.	9,469	203,773
Macy's, Inc.	14,182	146,784
Nordstrom, Inc.	3,173	42,233
Office Depot, Inc.*	26,487	78,931
RadioShack Corp.	1,705	20,358
Sears Holdings Corp.*	5,566	216,350
Sherwin-Williams Co.	621	37,105
Staples, Inc.	4,907	87,933
Target Corp.	7,834	270,508
Tiffany & Co.	541	12,784
TJX Cos., Inc.	3,965	81,560
Total Retailing		2,394,812
Semiconductors & Semiconductor Equipment—1.1%
Advanced Micro Devices, Inc.*	12,454	26,901
Altera Corp.	380	6,350
Analog Devices, Inc.	586	11,146
Applied Materials, Inc.	3,566	36,123
Broadcom Corp. Class A*	1,111	18,854
Intel Corp.	11,809	173,119
KLA-Tencor Corp.	562	12,246
Linear Technology Corp.	214	4,734
LSI Corp.*	3,629	11,939
MEMC Electronic Materials, Inc.*	619	8,839
Microchip Technology, Inc.	220	4,297
Micron Technology, Inc.*	13,197	34,840
National Semiconductor Corp.	733	7,381
Novellus Systems Inc.*	408	5,035
NVIDIA Corp.*	1,950	15,737
Teradyne, Inc.*	1,275	5,381
Texas Instruments, Inc.	3,770	58,509
Xilinx, Inc.	447	7,966
Total Semiconductors & Semiconductor Equipment		449,397
Software & Services—2.2%
Adobe Systems, Inc.*	722	15,371
Affiliated Computer Services, Inc. Class A*	674	30,970
Akamai Technologies, Inc.*	234	3,531
Autodesk, Inc.*	503	9,884
Automatic Data Processing, Inc.	964	37,924
BMC Software, Inc.*	302	8,127
CA, Inc.	1,048	19,419
Citrix Systems, Inc.*	295	6,953
Cognizant Technology Solutions Corp. Class A*	656	11,847
Computer Sciences Corp.*	2,221	78,046
Compuware Corp.*	871	5,879
Convergys Corp.*	1,986	12,730
eBay, Inc.*	2,688	37,524
Electronic Arts, Inc.*	833	13,361
Fidelity National Information Services, Inc.	1,335	21,720
Fiserv, Inc.*	634	23,059
Google, Inc. Class A*	288	88,604

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Software & Services—2.2% (continued)
Intuit, Inc.*	571	$13,584
Mastercard, Inc. Class A	151	21,582
McAfee, Inc.*	361	12,480
Microsoft Corp.	13,088	254,432
Novell, Inc.*	1,131	4,400
Oracle Corp.*	5,510	97,693
Paychex, Inc.	348	9,145
Salesforce.com, Inc.*	96	3,073
Symantec Corp.*	1,985	26,837
Total System Services, Inc.	603	8,442
VeriSign, Inc.*	270	5,152
Western Union Co.	1,662	23,833
Yahoo! Inc.*	2,444	29,817
Total Software & Services		935,419
Technology Hardware & Equipment—5.3%
Agilent Technologies, Inc.*	1,496	23,382
Amphenol Corp. Class A	649	15,563
Apple, Inc.*	1,397	119,234
Ciena Corp*	608	4,074
Cisco Systems, Inc.*	9,857	160,669
Corning, Inc.	3,268	31,144
Dell, Inc.*	23,032	235,848
EMC Corp.*	5,855	61,302
Flir Systems, Inc.*	1,650	50,622
Harris Corp.	615	23,401
Hewlett-Packard Co.	13,964	506,754
International Business Machines Corp.	5,481	461,281
Jabil Circuit, Inc.	8,602	58,064
JDS Uniphase Corp.*	1,734	6,329
Juniper Networks, Inc.*	874	15,304
Lexmark International, Inc. Class A*	776	20,874
Molex, Inc.	1,058	15,330
Motorola, Inc.	33,671	149,163
NetApp Inc.*	1,003	14,012
QLogic Corp.*	212	2,849
QUALCOMM, Inc.	1,286	46,077
SanDisk Corp.*	1,777	17,059
Sun Microsystems Inc.*	14,941	57,075
Tellabs, Inc.*	1,892	7,795
Teradata Corporation*	527	7,815
Tyco Electronics Ltd.	4,082	66,169
Xerox Corp.	10,838	86,379
Total Technology Hardware & Equipment		2,263,568
Telecommunication Services—3.1%
American Tower Corp., Class A*	257	7,535
AT&T, Inc.	19,546	557,061
CenturyTel, Inc.	471	12,872
Embarq Corp.	939	33,766
Frontier Communications Corp.	1,203	10,514
Qwest Communications International, Inc.	21,099	76,800
Sprint Nextel Corp.*	87,538	160,195
Verizon Communications, Inc.	12,855	435,785
Windstream Corp.	1,618	14,886
Total Telecommunication Services		1,309,414

Investments	Shares	Value
Transportation—2.0%
Burlington Northern Santa Fe Corp.	1,075	$81,388
C.H. Robinson Worldwide, Inc.	757	41,658
CSX Corp.	1,530	49,679
Expeditors International of Washington, Inc.	804	26,749
FedEx Corp.	2,660	170,639
Norfolk Southern Corp.	1,034	48,650
Ryder System, Inc.	854	33,118
Southwest Airlines Co.	6,100	52,582
Union Pacific Corp.	1,768	84,510
United Parcel Service, Inc. Class B	4,326	238,623
Total Transportation		827,596
Utilities—4.0%
AES Corp.*	9,994	82,350
Allegheny Energy, Inc.	474	16,050
Ameren Corp.	1,050	34,923
American Electric Power Co., Inc.	2,131	70,920
Centerpoint Energy, Inc.	3,888	49,067
CMS Energy Corp.	3,008	30,411
Consolidated Edison, Inc.	1,513	58,901
Constellation Energy Group, Inc.	3,242	81,341
Dominion Resources, Inc.	1,972	70,676
DTE Energy Co.	1,183	42,198
Duke Energy Corp.	3,884	58,299
Dynegy Inc. Class A*	8,610	17,220
Edison International	1,896	60,900
Entergy Corp.	685	56,944
Equitable Resources, Inc.	1,458	48,916
Exelon Corp.	1,521	84,582
FirstEnergy Corp.	1,096	53,244
FPL Group, Inc.	1,526	76,804
Integrys Energy Group, Inc.	1,405	60,387
Nicor, Inc.	455	15,807
NiSource, Inc.	3,294	36,135
Pepco Holdings, Inc.	2,728	48,449
PG&E Corp.	1,689	65,381
Pinnacle West Capital Corp.	512	16,451
PPL Corp.	1,056	32,409
Progress Energy, Inc.	1,018	40,567
Public Service Enterprise Group, Inc.	1,966	57,348
Questar Corp.	463	15,135
SCANA Corp.	3,385	120,505
Sempra Energy	1,214	51,753
Southern Co.	2,001	74,037
TECO Energy, Inc.	1,228	15,166
Wisconsin Energy Corp.	445	18,681
Xcel Energy, Inc.	2,670	49,529
Total Utilities		1, 711,486
Total Investments—100.3% (Cost $49,345,814)		42,503,640
Liabilities in Excess of Other Assets—(0.3%)		(106,246)
Net Assets—100.0%		$42,397,394

*  Non-income producing security.

†  Non-voting shares

(a)  Real Estate Investment Trust (REIT)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES MID CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.3%
Automobiles & Components—1.5%
ArvinMeritor, Inc.	19,747	$56,279
BorgWarner, Inc.	2,437	53,053
Gentex Corp.	670	5,916
Modine Manufacturing Co.	3,801	18,511
Thor Industries, Inc.	1,876	24,726
Total Automobiles & Components		158,485
Banks—2.3%
Associated Banc-Corp.	717	15,007
Astoria Financial Corp.	666	10,976
BancorpSouth, Inc.	453	10,582
Bank of Hawaii Corp.	182	8,221
Cathay General Bancorp	299	7,101
City National Corp.	243	11,834
Colonial BancGroup, Inc.	7,480	15,484
Commerce Bancshares, Inc.	283	12,438
Cullen/Frost Bankers, Inc.	184	9,325
First Niagara Financial Group, Inc.	338	5,465
FirstMerit Corp.	337	6,939
Fulton Financial Corp.	902	8,677
New York Community Bancorp, Inc.	1,271	15,201
PacWest Bancorp	120	3,228
PMI Group, Inc.	5,956	11,614
SVB Financial Group*	171	4,485
Synovus Financial Corp.	2,855	23,696
TCF Financial Corp.	1,068	14,589
Valley National Bancorp	550	11,138
Washington Federal, Inc.	407	6,089
Webster Financial Corp.	750	10,335
Westamerica Bancorporation	51	2,609
Wilmington Trust Corp.	442	9,830
Total Banks		234,863
Capital Goods—12.3%
AGCO Corp.*	3,451	81,409
Alliant Techsystems, Inc.*	435	37,306
Ametek, Inc.	778	23,503
BE Aerospace, Inc.*	2,509	19,294
Bucyrus International, Inc.	1,078	19,965
Carlisle Cos., Inc.	1,302	26,951
Crane Co.	1,574	27,136
Donaldson Co., Inc.	592	19,921
Dycom Industries, Inc.*	1,574	12,938
Federal Signal Corp.	1,295	10,632
GATX Corp.	398	12,326
Graco, Inc.	346	8,211
Granite Construction, Inc.	528	23,195
Harsco Corp.	1,497	41,437
Hubbell, Inc. Class B	785	25,654
IDEX Corp.	595	14,369
Joy Global, Inc.	1,243	28,452
KBR, Inc.	6,251	95,015
Kennametal, Inc.	1,214	26,939
Lincoln Electric Holdings, Inc.	501	25,516
MSC Industrial Direct Co. Class A	485	17,863
Nordson Corp.	336	10,849
Oshkosh Corp.	7,889	70,133

Investments	Shares	Value
Pentair, Inc.	1,282	$30,345
Quanta Services, Inc.*	1,827	36,175
Roper Industries, Inc.	522	22,660
Shaw Group, Inc.*	3,259	66,712
SPX Corp.	1,490	60,420
Terex Corp.*	5,754	99,658
Thomas & Betts Corp.*	1,016	24,404
Timken Co.	3,295	64,681
Trinity Industries, Inc.	2,606	41,071
United Rentals, Inc.*	4,717	43,019
URS Corp.*	2,125	86,636
Wabtec Corp.	330	13,118
Woodward Governor Co.	600	13,812
Total Capital Goods		1,281,725
Commercial & Professional Services—4.7%
Brink's Co.	1,445	38,842
Clean Harbors, Inc.*	158	10,024
Copart, Inc.*	251	6,825
Corporate Executive Board Co.	242	5,339
Corrections Corp. of America*	919	15,035
Deluxe Corp.	1,214	18,161
FTI Consulting, Inc.*	261	11,661
Herman Miller, Inc.	1,308	17,043
HNI Corp.	1,595	25,265
Kelly Services, Inc. Class A	4,468	58,129
Korn/Ferry International*	673	7,686
Manpower, Inc.	6,295	213,966
Mine Safety Appliances Co.	436	10,425
MPS Group, Inc.*	3,254	24,503
Navigant Consulting, Inc.*	404	6,411
Rollins, Inc.	542	9,799
Waste Connections, Inc.*	320	10,102
Total Commercial & Professional Services		489,216
Consumer Durables & Apparel—3.9%
American Greetings Corp. Class A	1,827	13,830
Blyth, Inc.	1,622	12,716
Callaway Golf Co.	1,070	9,940
Furniture Brands International, Inc.	6,920	15,293
Hanesbrands, Inc.*	3,428	43,707
Hovnanian Enterprises, Inc. Class A*	17,042	29,312
MDC Holdings, Inc.	575	17,423
Mohawk Industries, Inc.*	1,801	77,390
NVR, Inc.*	86	39,238
Phillips-Van Heusen Corp.	1,175	23,653
Ryland Group, Inc.	1,159	20,480
Timberland Co. Class A*	1,217	14,056
Toll Brothers, Inc.*	1,567	33,581
Tupperware Brands Corp.	1,069	24,266
Under Armour, Inc. Class A*	260	6,198
Warnaco Group, Inc.*	1,172	23,006
Total Consumer Durables & Apparel		404,089
Consumer Services—2.7%
Bob Evans Farms, Inc.	856	17,488
Boyd Gaming Corp.	3,972	18,788
Brinker International, Inc.	4,507	47,503
Brinks Home Security Holdings, Inc.*	284	6,225

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Consumer Services—2.7% (continued)
Career Education Corp.*	886	$15,895
Cheesecake Factory*	2,037	20,574
Chipotle Mexican Grill, Inc. Class A*	198	12,272
Corinthian Colleges, Inc.*	607	9,937
DeVry, Inc.	174	9,989
International Speedway Corp. Class A	276	7,929
ITT Educational Services, Inc.*	105	9,973
Life Time Fitness, Inc.*	602	7,796
Matthews International Corp. Class A	188	6,896
Regis Corp.	2,232	32,431
Scientific Games Corp. Class A*	651	11,419
Service Corp. International	3,815	18,961
Sotheby's	796	7,076
Strayer Education, Inc.	17	3,645
Wendy's/Arby's Group, Inc. Class A	2,650	13,091
Total Consumer Services		277,888
Diversified Financials—1.3%
Affiliated Managers Group, Inc.*	359	15,049
AmeriCredit Corp.*	3,456	26,404
Apollo Investment Corp.	393	3,659
Eaton Vance Corp.	527	11,072
Jefferies Group, Inc.	1,597	22,454
Raymond James Financial, Inc.	1,641	28,111
SEI Investments Co.	879	13,809
Waddell & Reed Financial, Inc. Class A	735	11,363
Total Diversified Financials		131,921
Energy—4.7%
Arch Coal, Inc.	1,635	26,634
Bill Barrett Corp.*	248	5,240
Cimarex Energy Co.	683	18,291
Comstock Resources, Inc.*	150	7,088
Denbury Resources, Inc.*	1,399	15,277
Encore Acquisition Co.*	486	12,403
Exterran Holdings, Inc.*	1,417	30,182
FMC Technologies, Inc.*	1,957	46,635
Forest Oil Corp.*	847	13,967
Frontier Oil Corp.	4,838	61,103
Helix Energy Solutions Group, Inc.*	2,738	19,823
Helmerich & Payne, Inc.	745	16,949
Mariner Energy Inc.*	1,264	12,893
Newfield Exploration Co.*	997	19,691
Oceaneering International, Inc.*	666	19,407
Overseas Shipholding Group, Inc.	359	15,117
Patriot Coal Corp.*	1,823	11,394
Patterson-UTI Energy, Inc.	1,692	19,475
Plains Exploration & Production Co.*	1,054	24,495
Pride International, Inc.*	1,207	19,288
Quicksilver Resources, Inc.*	1,278	7,118
Southern Union Co.	2,145	27,971
Superior Energy Services, Inc.*	1,030	16,408
Tidewater, Inc.	284	11,437
Unit Corp.*	469	12,532
Total Energy		490,818

Investments	Shares	Value
Food & Staples Retailing—1.1%
BJ's Wholesale Club, Inc.*	2,293	$78,558
Ruddick Corp.	1,357	37,521
Total Food & Staples Retailing		116,079
Food Beverage & Tobacco—3.8%
Corn Products International, Inc.	1,207	34,822
Flowers Foods, Inc.	879	21,412
Hansen Natural Corp.*	313	10,495
Hormel Foods Corp.	1,922	59,736
Lancaster Colony Corp.	259	8,884
PepsiAmericas, Inc.	2,402	48,905
Ralcorp Holdings, Inc.*	406	23,710
Smithfield Foods, Inc.*	11,453	161,144
Tootsie Roll Industries, Inc.	183	4,687
Universal Corp.	581	17,354
Total Food Beverage & Tobacco		391,149
Health Care Equipment & Services—7.8%
Advanced Medical Optics, Inc.*	1,929	12,751
Beckman Coulter, Inc.	726	31,900
Cerner Corp.*	367	14,111
Community Health Systems, Inc.*	7,056	102,876
Edwards Lifesciences Corp.*	213	11,704
Gen-Probe, Inc.*	106	4,541
Health Management Associates, Inc. Class A*	26,041	46,613
Health Net, Inc.*	12,692	138,215
Henry Schein, Inc.*	1,684	61,786
Hill-Rom Holdings, Inc.	811	13,349
Hologic, Inc.*	982	12,835
IDEXX Laboratories, Inc.*	291	10,499
Kindred Healthcare, Inc.*	3,411	44,411
Kinetic Concepts, Inc.*	853	16,361
LifePoint Hospitals, Inc.*	1,181	26,974
Lincare Holdings, Inc.*	614	16,535
Masimo Corp.*	90	2,685
Omnicare, Inc.	2,483	68,928
Psychiatric Solutions, Inc.*	573	15,958
Resmed, Inc.*	195	7,309
STERIS Corp.	431	10,297
Teleflex, Inc.	465	23,297
Thoratec Corp.*	91	2,957
Universal Health Services, Inc. Class B	1,338	50,269
VCA Antech, Inc.*	674	13,399
WellCare Health Plans, Inc.*	4,109	52,842
Total Health Care Equipment & Services		813,402
Household & Personal Products—1.0%
Alberto-Culver Co.	628	15,392
Church & Dwight Co., Inc.	406	22,785
Energizer Holdings, Inc.*	854	46,236
NBTY, Inc.*	1,294	20,251
Total Household & Personal Products		104,664
Insurance—5.2%
American Financial Group, Inc.	1,804	41,276
Arthur J. Gallagher & Co.	614	15,909
Brown & Brown, Inc.	445	9,301
Everest Re Group Ltd.	458	34,872

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Insurance—5.2% (continued)
Fidelity National Financial, Inc. Class A	3,116	$55,309
First American Corp.	2,244	64,828
Hanover Insurance Group, Inc.	618	26,555
HCC Insurance Holdings, Inc.	837	22,390
Horace Mann Educators Corp.	893	8,207
Mercury General Corp.	563	25,892
Old Republic International Corp.	3,218	38,359
Protective Life Corp.	2,458	35,272
Reinsurance Group of America, Inc.	1,431	61,275
StanCorp Financial Group, Inc.	705	29,448
Unitrin, Inc.	1,516	24,165
W.R. Berkley Corp.	1,494	46,314
Total Insurance		539,372
Materials—9.4%
Airgas, Inc.	961	37,469
Albemarle Corp.	1,181	26,336
AptarGroup, Inc.	576	20,298
Ashland, Inc.	7,125	74,884
Cabot Corp.	1,692	25,888
Carpenter Technology Corp.	958	19,677
Chemtura Corp.	30,187	42,262
Cliffs Natural Resources, Inc.	1,222	31,295
Commercial Metals Co.	6,930	82,258
Cytec Industries, Inc.	1,640	34,801
Ferro Corp.	3,463	24,414
FMC Corp.	627	28,046
Greif, Inc. Class A	1,016	33,965
Louisiana-Pacific Corp.	8,132	12,686
Lubrizol Corp.	1,309	47,635
Martin Marietta Materials, Inc.	205	19,901
Minerals Technologies, Inc.	218	8,916
Olin Corp.	856	15,476
Packaging Corp of America	1,681	22,626
Reliance Steel & Aluminum Co.	3,313	66,061
RPM International, Inc.	2,440	32,428
Scotts Miracle-Gro Co. Class A	917	27,253
Sensient Technologies Corp.	482	11,510
Sonoco Products Co.	1,561	36,153
Steel Dynamics, Inc.	6,759	75,566
Temple-Inland, Inc.	8,282	39,754
Terra Industries, Inc.	1,656	27,606
Valspar Corp.	1,753	31,712
Worthington Industries, Inc.	2,030	22,371
Total Materials		979,247
Media—0.7%
Belo Corp. Class A	5,165	8,057
DreamWorks Animation SKG, Inc. Class A*	274	6,921
Harte-Hanks, Inc.	1,675	10,452
John Wiley & Sons, Inc. Class A	484	17,221
Lamar Advertising Co. Class A*	855	10,739
Marvel Entertainment, Inc.*	172	5,289
Scholastic Corp.	1,154	15,671
Total Media		74,350

Investments	Shares	Value
Pharmaceuticals, Biotechnology—1.3%
Affymetrix, Inc.*	1,573	$4,703
Bio-Rad Laboratories, Inc. Class A*	241	18,150
Charles River Laboratories International, Inc.*	514	13,467
Covance, Inc.*	400	18,412
Endo Pharmaceuticals Holdings, Inc.*	465	12,034
Medicis Pharmaceutical Corp. Class A	338	4,698
Perrigo Co.	487	15,735
Pharmaceutical Product Development, Inc.	531	15,404
Sepracor, Inc.*	999	10,969
Techne Corp.	35	2,258
United Therapeutics Corp.*	41	2,565
Valeant Pharmaceuticals International*	343	7,855
Varian, Inc.*	302	10,120
Vertex Pharmaceuticals, Inc.*	68	2,066
Total Pharmaceuticals, Biotechnology		138,436
Real Estate—2.3%
Alexandria Real Estate Equities, Inc. (a)	87	5,250
AMB Property Corp. (a)	351	8,220
BRE Properties, Inc. (a)	105	2,938
Camden Property Trust (a)	211	6,613
Cousins Properties, Inc. (a)	153	2,119
Duke Realty Corp. (a)	1,249	13,689
Equity One, Inc. (a)	125	2,213
Essex Property Trust, Inc. (a)	50	3,838
Federal Realty Investment Trust (a)	79	4,904
Health Care REIT, Inc. (a)	133	5,613
Highwoods Properties, Inc. (a)	178	4,870
Hospitality Properties Trust (a)	929	13,814
Jones Lang LaSalle, Inc.	957	26,509
Liberty Property Trust (a)	339	7,739
Macerich Co. (a)	545	9,897
Mack-Cali Realty Corp. (a)	351	8,600
Nationwide Health Properties, Inc. (a)	136	3,906
Omega Healthcare Investors, Inc. (a)	3,275	52,302
Potlatch Corp. (a)	720	18,727
Rayonier, Inc. (a)	361	11,317
Realty Income Corp. (a)	141	3,264
Regency Centers Corp. (a)	116	5,417
SL Green Realty Corp. (a)	220	5,698
UDR Inc (a)	342	4,716
Weingarten Realty Investors (a)	305	6,310
Total Real Estate		238,483
Retailing—7.3%
99 Cents Only Stores*	990	10,821
Advance Auto Parts, Inc.	1,406	47,312
Aeropostale, Inc.*	863	13,894
American Eagle Outfitters, Inc.	2,786	26,077
AnnTaylor Stores Corp.*	4,024	23,218
Barnes & Noble, Inc.	3,184	47,760
Carmax, Inc.*	9,300	73,283
Chico's FAS, Inc.*	4,516	18,877
Coldwater Creek, Inc.*	3,871	11,032
Collective Brands, Inc.*	2,691	31,539
Dick's Sporting Goods, Inc.*	2,578	36,376

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Retailing—7.3% (continued)
Dollar Tree, Inc.*	915	$38,247
Foot Locker, Inc.	7,014	51,483
Guess?, Inc.	1,271	19,510
J. Crew Group, Inc.*	980	11,956
LKQ Corp.*	1,280	14,925
NetFlix, Inc.*	403	12,046
O'Reilly Automotive, Inc.*	945	29,049
Pacific Sunwear of California, Inc.*	7,729	12,289
PetSmart, Inc.	2,435	44,926
Priceline.com, Inc.*	253	18,633
Rent-A-Center, Inc.*	1,784	31,488
Ross Stores, Inc.	1,890	56,189
Saks, Inc.*	7,181	31,453
Urban Outfitters, Inc.*	831	12,448
Williams-Sonoma, Inc.	4,496	35,339
Total Retailing		760,170
Semiconductors & Semiconductor Equipment—0.9%
Atmel Corp.*	4,605	14,414
Cree, Inc.*	272	4,317
Fairchild Semiconductor International, Inc.*	3,217	15,731
Integrated Device Technology, Inc.*	1,251	7,018
International Rectifier Corp.*	758	10,233
Intersil Corp. Class A	782	7,187
Lam Research Corp.*	1,060	22,556
RF Micro Devices, Inc.*	11,327	8,835
Semtech Corp.*	201	2,265
Silicon Laboratories, Inc.*	173	4,287
Total Semiconductors & Semiconductor Equipment		96,843
Software & Services—3.5%
ACI Worldwide, Inc.*	247	3,927
Acxiom Corp.	1,652	13,398
Advent Software, Inc.*	98	1,957
Alliance Data Systems Corp.*	463	21,543
ANSYS, Inc.*	143	3,988
Broadridge Financial Solutions, Inc.	1,636	20,515
Cadence Design Systems, Inc.*	4,965	18,172
Digital River, Inc.*	152	3,770
DST Systems, Inc.*	552	20,965
FactSet Research Systems, Inc.	136	6,017
Fair Isaac Corp.	520	8,767
Gartner, Inc.*	708	12,624
Global Payments, Inc.	337	11,050
Jack Henry & Associates, Inc.	362	7,026
Lender Processing Services, Inc.	670	19,732
Macrovision Solutions Corp.*	264	3,340
Mantech International Corp. Class A*	320	17,341
Mentor Graphics Corp.*	1,410	7,290
Metavante Technologies, Inc.*	945	15,224
NeuStar, Inc. Class A*	229	4,381
Parametric Technology Corp.*	837	10,588
SAIC Inc.*	4,095	79,771
SRA International, Inc. Class A*	840	14,490
Sybase, Inc.*	433	10,725
Synopsys, Inc.*	662	12,260

Investments	Shares	Value
ValueClick, Inc.*	911	$6,231
Wind River Systems, Inc.*	330	2,980
Total Software & Services		358,072
Technology Hardware & Equipment—12.2%
3Com Corp.*	5,295	12,073
ADC Telecommunications, Inc.*	2,646	14,474
Adtran, Inc.	320	4,762
Arrow Electronics, Inc.*	9,511	179,187
Avnet, Inc.*	9,545	173,814
Avocent Corp.*	359	6,430
CommScope, Inc.*	2,319	36,037
Diebold, Inc.	1,077	30,253
F5 Networks, Inc.*	252	5,761
Imation Corp.	1,616	21,929
Ingram Micro, Inc. Class A*	25,877	346,494
Mettler-Toledo International, Inc.*	252	16,985
National Instruments Corp.	318	7,746
NCR Corp.*	3,572	50,508
Palm, Inc. *	6,282	19,286
Plantronics, Inc.	616	8,131
Polycom, Inc.*	679	9,173
Tech Data Corp.*	12,266	218,825
Trimble Navigation Ltd.*	605	13,074
Vishay Intertechnology, Inc.*	6,584	22,517
Western Digital Corp.*	5,533	63,353
Zebra Technologies Corp. Class A*	441	8,935
Total Technology Hardware & Equipment		1,269,747
Telecommunication Services—0.6%
Cincinnati Bell, Inc.*	6,937	13,388
Telephone & Data Systems, Inc.	1,476	46,863
Total Telecommunication Services		60,251
Transportation—3.0%
Airtran Holdings, Inc.*	6,145	27,284
Alaska Air Group, Inc.*	1,271	37,177
Alexander & Baldwin, Inc.	683	17,116
Con-way, Inc.	2,178	57,935
JB Hunt Transport Services, Inc.	1,417	37,225
JetBlue Airways Corp.*	5,432	38,567
Kansas City Southern*	1,000	19,050
Werner Enterprises, Inc.	1,235	21,415
YRC Worldwide, Inc.*	21,132	60,648
Total Transportation		316,417
Utilities—6.8%
AGL Resources, Inc.	800	25,080
Alliant Energy Corp.	1,085	31,660
Aqua America, Inc.	280	5,765
Black Hills Corp.	285	7,684
DPL, Inc.	665	15,189
Energen Corp.	453	13,286
Great Plains Energy, Inc.	1,216	23,505
Hawaiian Electric Industries, Inc.	1,220	27,011
IDACORP, Inc.	291	8,570
MDU Resources Group, Inc.	1,986	42,858
National Fuel Gas Co.	674	21,116
Northeast Utilities	2,197	52,860

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Utilities—6.8% (continued)
NSTAR	832	$30,360
NV Energy, Inc.	3,465	34,269
OGE Energy Corp.	1,544	39,804
ONEOK, Inc.	5,583	162,576
PNM Resources, Inc.	1,649	16,622
Puget Energy, Inc.	1,211	33,024
UGI Corp.	2,392	58,413
Vectren Corp.	839	20,983
Westar Energy, Inc.	860	17,639
WGL Holdings, Inc.	717	23,439
Total Utilities		711,713
Total Investments—100.3% (Cost $12,510,962)		10,437,400
Liabilities in Excess of Other Assets—(0.3%)		(34,776)
Net Assets—100.0%		$10,402,624

*  Non-income producing security.

(a)  Real Estate Investment Trust (REIT)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—100.4%
Automobiles & Components—0.7%
Drew Industries, Inc.*	551	$6,612
Spartan Motors, Inc.	3,940	18,636
Standard Motor Products, Inc.	3,151	10,902
Superior Industries International, Inc.	867	9,121
Winnebago Industries, Inc.	2,164	13,049
Total Automobiles & Components		58,320
Banks—4.1%
Anchor Bancorp Wisconsin, Inc.	2,289	6,318
Bank Mutual Corp.	251	2,897
BankAtlantic Bancorp, Inc. Class A	1,290	7,482
Boston Private Financial Holdings, Inc.	1,496	10,233
Brookline Bancorp, Inc.	191	2,034
Cascade Bancorp	286	1,931
Central Pacific Financial Corp.	463	4,649
Columbia Banking System, Inc.	324	3,865
Community Bank System, Inc.	184	4,488
Corus Bankshares, Inc.	7,057	7,833
Dime Community Bancshares, Inc.	198	2,633
East West Bancorp, Inc.	666	10,636
First Bancorp	1,530	17,044
First Commonwealth Financial Corp.	462	5,720
First Financial Bancorp	259	3,209
First Financial Bankshares, Inc.	52	2,871
First Midwest Bancorp, Inc.	360	7,189
Flagstar Bancorp, Inc.*	25,343	17,994
Frontier Financial Corp.	1,503	6,553
Glacier Bancorp, Inc.	295	5,611
Guaranty Financial Group, Inc.*	11,308	29,514
Hancock Holding Co.	152	6,910
Hanmi Financial Corp.	2,118	4,363
Home Bancshares, Inc.	91	2,452
Independent Bank Corp. MI	1,719	3,713
Independent Bank Corp. MA	425	11,118
Irwin Financial Corp.*	5,211	6,722
Nara Bancorp, Inc.	283	2,782
National Penn Bancshares, Inc.	489	7,095
Old National Bancorp.	484	8,789
PrivateBancorp, Inc.	190	6,167
Prosperity Bancshares, Inc.	187	5,533
Provident Bankshares Corp.	799	7,718
S&T Bancorp, Inc.	97	3,444
Signature Bank*	175	5,021
South Financial Group, Inc.	3,109	13,431
Sterling Bancorp	173	2,427
Sterling Bancshares, Inc.	728	4,426
Sterling Financial Corp.	1,828	16,086
Susquehanna Bancshares, Inc.	747	11,885
Tompkins Financial Corp.	46	2,666
TrustCo Bank Corp.	251	2,387
UCBH Holdings, Inc.	2,000	13,760
UMB Financial Corp.	191	9,386
Umpqua Holdings Corp.	535	7,741
United Bankshares, Inc.	206	6,843
United Community Banks, Inc.	591	8,026
Whitney Holding Corp.	598	9,562

Investments	Shares	Value
Wilshire Bancorp, Inc.	283	$2,570
Wintrust Financial Corp.	475	9,771
Total Banks		363,498
Capital Goods—12.4%
A.O. Smith Corp.	1,061	31,321
AAR Corp.*	1,062	19,551
Actuant Corp. Class A	40	761
Acuity Brands, Inc.	804	28,068
Albany International Corp. Class A	1,087	13,957
Apogee Enterprises, Inc.	1,216	12,598
Applied Industrial Technologies, Inc.	1,479	27,983
Applied Signal Technology, Inc.	138	2,476
Astec Industries, Inc.*	408	12,783
Axsys Technologies, Inc.*	56	3,072
Baldor Electric Co.	1,629	29,078
Barnes Group, Inc.	1,350	19,575
Belden, Inc.	1,564	32,655
Brady Corp. Class A	842	20,166
Briggs & Stratton Corp.	1,989	34,986
C&D Technologies, Inc.*	1,450	4,539
Cascade Corp.	239	7,137
Ceradyne, Inc.*	380	7,718
CIRCOR International, Inc.	1,100	30,250
CLARCOR, Inc.	404	13,405
Cubic Corp.	394	10,717
Curtiss-Wright Corp.	784	26,178
EMCOR Group, Inc.*	4,185	93,869
EnPro Industries, Inc.*	740	15,940
Esterline Technologies Corp.*	540	20,461
Gardner Denver, Inc.*	1,035	24,157
GenCorp, Inc.*	3,115	11,463
Gibraltar Industries, Inc.	1,174	14,018
Griffon Corp.*	2,029	18,931
II-VI, Inc.*	211	4,028
Insituform Technologies, Inc. Class A*	363	7,147
John Bean Technologies Corp.	1,521	12,427
Kaman Corp.	790	14,323
Kaydon Corp.	200	6,870
Lawson Products, Inc.	346	7,906
Lennox International, Inc.	1,602	51,728
Lindsay Corp.	114	3,624
Lydall, Inc.*	962	5,532
Magnetek, Inc.*	620	1,488
Moog, Inc. Class A*	780	28,525
Mueller Industries, Inc.	1,663	41,707
NCI Buildings Systems, Inc.*	1,350	22,005
Orbital Sciences Corp.*	955	18,651
Quanex Building Products Corp.	1,252	11,731
Regal-Beloit Corp.	896	34,038
Robbins & Myers, Inc.	523	8,457
Simpson Manufacturing Co., Inc.	369	10,243
Standex International Corp.	452	8,968
Teledyne Technologies, Inc.*	611	27,220
Toro Co.	784	25,872
Tredegar Corp.	658	11,962
Triumph Group, Inc.	374	15,880
Universal Forest Products, Inc.	1,334	35,897

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Capital Goods—12.4% (continued)
Valmont Industries, Inc.	407	$24,974
Vicor Corp.	571	3,774
Wabash National Corp.	2,682	12,069
Watsco, Inc.	627	24,077
Watts Water Technologies, Inc. Class A	798	19,926
Total Capital Goods		1,088,862
Commercial & Professional Services—5.5%
ABM Industries, Inc.	2,558	48,730
ATC Technology Corp.*	452	6,613
Administaff, Inc.	1,233	26,731
Bowne & Co., Inc.	3,088	18,157
CDI Corp.	1,604	20,756
Consolidated Graphics, Inc.*	786	17,795
G&K Services, Inc. Class A	588	11,889
Geo Group, Inc.*	757	13,649
Healthcare Services Group, Inc.	512	8,156
Heidrick & Struggles International, Inc.	412	8,874
Interface, Inc. Class A	2,859	13,266
Mobile Mini, Inc.*	372	5,364
On Assignment, Inc.*	1,906	10,807
School Specialty, Inc.*	786	15,028
Spherion Corp.*	25,444	56,232
Standard Register Co.	1,343	11,993
SYKES Enterprises, Inc.*	599	11,453
Tetra Tech, Inc.*	1,150	27,773
TrueBlue, Inc.*	2,257	21,599
United Stationers, Inc.*	1,914	64,101
Viad Corp.	592	14,646
Volt Information Sciences, Inc.*	4,906	35,470
Watson Wyatt Worldwide, Inc. Class A	483	23,097
Total Commercial & Professional Services		492,179
Consumer Durables & Apparel—6.5%
Arctic Cat, Inc.	1,643	7,870
Bassett Furniture Industries, Inc.	1,224	4,100
Brunswick Corp.	20,673	87,033
Carter's, Inc.*	1,029	19,819
Champion Enterprises, Inc.*	16,567	9,278
CROCS, Inc.*	7,087	8,788
Deckers Outdoor Corp.*	118	9,425
Ethan Allen Interiors, Inc.	900	12,933
Fossil, Inc.*	1,461	24,399
Iconix Brand Group, Inc.*	320	3,130
JAKKS Pacific, Inc.*	638	13,162
K-Swiss, Inc. Class A	404	4,606
La-Z-Boy, Inc.	7,821	16,972
Liz Claiborne, Inc.	18,648	48,485
M/I Homes, Inc.	952	10,034
Maidenform Brands, Inc.*	588	5,968
Meritage Homes Corp.*	1,994	24,267
Movado Group, Inc.	1,067	10,019
National Presto Industries, Inc.	88	6,776
Nautilus, Inc.*	3,186	7,041
Oxford Industries, Inc.	2,455	21,530
Perry Ellis International, Inc.*	1,542	9,776
Polaris Industries, Inc.	986	28,249
Pool Corp.	1,484	26,667

Investments	Shares	Value
Quiksilver, Inc.*	21,366	$39,313
RC2 Corp.*	886	9,454
Russ Berrie & Co., Inc.*	4,039	11,996
Skechers U.S.A., Inc. Class A*	1,676	21,486
Skyline Corp.	170	3,398
Standard-Pacific Corp.*	12,947	23,046
Sturm Ruger & Co., Inc.*	287	1,713
True Religion Apparel, Inc.*	296	3,682
UniFirst Corp.	486	14,429
Universal Electronics, Inc.*	240	3,893
Volcom, Inc.*	443	4,829
Wolverine World Wide, Inc.	804	16,916
Total Consumer Durables & Apparel		574,482
Consumer Services—4.1%
Buffalo Wild Wings, Inc.*	221	5,669
California Pizza Kitchen, Inc.*	971	10,409
Capella Education Co.*	53	3,114
CEC Entertainment, Inc.*	463	11,228
CKE Restaurants, Inc.	2,344	20,346
Coinstar, Inc.*	547	10,672
Cracker Barrel Old Country Store, Inc.	1,679	34,571
DineEquity, Inc.	1,594	18,427
Hillenbrand, Inc.	576	9,608
Interval Leisure Group, Inc.*	1,013	5,460
Jack in the Box, Inc.*	1,848	40,821
Landry's Restaurants, Inc.	1,322	15,335
Marcus Corp.	393	6,378
Monarch Casino & Resort, Inc.*	194	2,260
Multimedia Games, Inc.*	623	1,483
O'Charleys, Inc.	5,941	11,882
Panera Bread Co. Class A*	305	15,933
Papa John's International, Inc.*	880	16,218
Peet's Coffee & Tea, Inc.*	161	3,743
P.F. Chang's China Bistro, Inc.*	724	15,161
Pinnacle Entertainment, Inc.*	1,960	15,053
Pre-Paid Legal Services, Inc.*	152	5,668
Red Robin Gourmet Burgers, Inc.*	695	11,697
Ruby Tuesday, Inc.*	12,284	19,163
Ruth's Hospitality Group, Inc.*	3,629	5,008
Shuffle Master, Inc.*	550	2,728
Sonic Corp.*	921	11,209
Steak N Shake Co.*	1,521	9,050
Texas Roadhouse, Inc. Class A*	1,496	11,594
Universal Technical Institute, Inc.*	268	4,602
WMS Industries, Inc.*	329	8,850
Total Consumer Services		363,340
Diversified Financials—0.9%
Cash America International, Inc.	496	13,565
Financial Federal Corp.	113	2,630
First Cash Financial Services, Inc.*	288	5,489
Greenhill & Co., Inc.	46	3,209
Investment Technology Group, Inc.*	516	11,724
LaBranche & Co., Inc.*	739	3,540
optionsXpress Holdings, Inc.	282	3,768
Piper Jaffray Cos.*	178	7,077
Portfolio Recovery Associates, Inc.*	104	3,519
Rewards Network, Inc.*	1,029	2,665

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Diversified Financials—0.9% (continued)
Stifel Financial Corp.*	252	$11,554
SWS Group, Inc.	383	7,258
TradeStation Group, Inc.*	359	2,316
World Acceptance Corp.*	232	4,584
Total Diversified Financials		82,898
Energy—6.8%
Atwood Oceanics, Inc.*	387	5,913
Basic Energy Services, Inc.*	1,094	14,266
Bristow Group, Inc.*	618	16,556
CARBO Ceramics, Inc.	148	5,258
Dril-Quip, Inc.*	340	6,973
Gulf Island Fabrication, Inc.	437	6,297
Holly Corp.	4,416	80,504
Hornbeck Offshore Services, Inc.*	347	5,670
ION Geophysical Corp.*	3,477	11,926
Lufkin Industries, Inc.	235	8,108
Matrix Service Co.*	1,145	8,782
NATCO Group, Inc. Class A*	547	8,303
Oil States International, Inc.*	1,792	33,492
Penn Virginia Corp.	570	14,809
Petroleum Development Corp.*	375	9,026
Petroquest Energy, Inc.*	731	4,942
Pioneer Drilling Co.*	1,308	7,286
SEACOR Holdings, Inc.*	312	20,795
St. Mary Land & Exploration Co.	892	18,117
Stone Energy Corp.*	808	8,904
Superior Well Services, Inc.*	602	6,020
Swift Energy Co.*	555	9,330
Tetra Technologies, Inc.*	2,585	12,563
World Fuel Services Corp.	7,521	278,277
Total Energy		602,117
Food & Staples Retailing—3.7%
Andersons, Inc.	2,727	44,941
Casey's General Stores, Inc.	2,526	57,517
Great Atlantic & Pacific Tea Co., Inc.*	13,414	84,105
Nash Finch Co.	1,461	65,584
Spartan Stores, Inc.	1,367	31,783
United Natural Foods, Inc.*	2,408	42,911
Total Food & Staples Retailing		326,841
Food Beverage & Tobacco—1.8%
Alliance One International, Inc.*	12,182	35,815
Boston Beer Co., Inc. Class A*	174	4,942
Cal-Maine Foods, Inc.	426	12,226
Darling International, Inc.*	2,356	12,934
Diamond Foods, Inc.	277	5,582
Green Mountain Coffee Roasters, Inc.*	178	6,889
Hain Celestial Group, Inc.*	722	13,783
J&J Snack Foods Corp.	258	9,257
Lance, Inc.	497	11,401
Sanderson Farms, Inc.	668	23,086
TreeHouse Foods, Inc.*	785	21,383
Total Food Beverage & Tobacco		157,298

Investments	Shares	Value
Health Care Equipment & Services—8.6%
Abaxis, Inc.*	82	$1,314
Air Methods Corp.*	422	6,748
Amedisys, Inc.*	335	13,849
American Medical Systems Holdings, Inc.*	740	6,653
AMERIGROUP Corp.*	2,097	61,903
AMN Healthcare Services, Inc.*	1,949	16,489
AmSurg Corp.*	363	8,472
Analogic Corp.	179	4,883
ArthroCare Corp.*	296	1,412
Catalyst Health Solutions, Inc.*	1,391	33,871
Centene Corp.*	2,644	52,113
Chemed Corp.	366	14,556
CONMED Corp.*	409	9,791
Cooper Cos., Inc.	1,069	17,532
Corvel Corp.*	219	4,814
Cross Country Healthcare, Inc.*	1,110	9,757
CryoLife Inc.*	153	1,486
Cyberonics*	100	1,657
Datascope Corp.	66	3,448
Eclipsys Corp.*	479	6,797
Gentiva Health Services, Inc.*	658	19,253
Greatbatch, Inc.*	261	6,906
Haemonetics Corp.*	106	5,989
Healthspring, Inc.*	1,645	32,851
Healthways, Inc.*	1,038	11,916
HMS Holdings Corp.*	80	2,522
ICU Medical, Inc.*	79	2,618
Immucor, Inc.*	143	3,801
Integra LifeSciences Holdings Corp.*	245	8,715
Invacare Corp.	1,539	23,885
inVentiv Health, Inc.*	1,246	14,379
Kensey Nash Corp.*	55	1,068
Landauer, Inc.	19	1,393
LCA-Vision, Inc.	975	4,007
LHC Group, Inc.*	133	4,788
Magellan Health Services, Inc.*	1,006	39,395
Medcath Corp.*	864	9,020
Mentor Corp.	145	4,485
Meridian Bioscience, Inc.	71	1,808
Merit Medical Systems, Inc.*	166	2,976
Molina Healthcare, Inc.*	2,156	37,967
MWI Veterinary Supply, Inc.*	347	9,355
Natus Medical, Inc.*	149	1,930
Odyssey HealthCare, Inc.*	821	7,594
Omnicell, Inc.*	272	3,321
Osteotech, Inc.*	603	1,019
Owens & Minor, Inc.	2,407	90,623
Palomar Medical Technologies, Inc.*	128	1,476
Pediatrix Medical Group, Inc.*	409	12,965
PharMerica Corp.*	1,801	28,222
Phase Forward, Inc.*	159	1,991
PSS World Medical, Inc.*	1,271	23,920
RehabCare Group, Inc.*	609	9,232
Res-Care, Inc.*	1,517	22,785
SurModics, Inc.*	52	1,314
Symmetry Medical, Inc.*	640	5,101
Theragenics Corp.*	720	842

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Health Care Equipment & Services—8.6% (continued)
West Pharmaceutical Services, Inc.	379	$14,315
Zoll Medical Corp.*	266	5,025
Total Health Care Equipment & Services		758,317
Household & Personal Products—0.5%
Central Garden & Pet Co., Class A*	4,643	27,394
Chattem, Inc.*	82	5,865
Mannatech, Inc.	2,037	4,991
WD-40 Co.	153	4,328
Total Household & Personal Products		42,578
Insurance—2.2%
American Physicians Capital, Inc.	250	12,025
Amerisafe, Inc.*	175	3,593
Delphi Financial Group, Inc. Class A	1,367	25,207
Infinity Property & Casualty Corp.	277	12,944
National Financial Partners Corp.	4,704	14,300
Navigators Group, Inc.*	161	8,841
Presidential Life Corp.	411	4,065
ProAssurance Corp.*	160	8,445
RLI Corp.	133	8,134
Safety Insurance Group, Inc.	231	8,792
Selective Insurance Group, Inc.	1,103	25,292
Stewart Information Services Corp.	1,467	34,460
Tower Group, Inc.	265	7,476
United Fire & Casualty Co.	347	10,781
Zenith National Insurance Corp.	288	9,092
Total Insurance		193,447
Materials—5.3%
A.M. Castle & Co.	1,803	19,526
AMCOL International Corp.	505	10,580
Arch Chemicals, Inc.	805	20,986
Balchem Corp.	117	2,914
Brush Engineered Materials, Inc.*	961	12,224
Buckeye Technologies, Inc.*	3,248	11,823
Calgon Carbon Corp.*	382	5,868
Century Aluminum Co.*	2,714	27,140
Clearwater Paper Corp.*	354	2,970
Deltic Timber Corp.	36	1,647
Eagle Materials, Inc.	494	9,095
Georgia Gulf Corp.	28,432	30,422
H.B. Fuller Co.	1,253	20,186
Headwaters, Inc.*	1,689	11,401
Myers Industries, Inc.	1,587	12,696
Neenah Paper, Inc.	1,188	10,502
NewMarket Corp.	565	19,724
Olympic Steel, Inc.	766	15,603
OM Group, Inc.*	1,087	22,947
Penford Corp.	476	4,817
PolyOne Corp.*	12,687	39,963
Quaker Chemical Corp.	623	10,248
Rock-Tenn Co. Class A	1,020	34,864
RTI International Metals, Inc.*	560	8,014
Schulman A., Inc.	1,572	26,724
Schweitzer-Mauduit International, Inc.	607	12,152
Stepan Co.	471	22,132
Texas Industries, Inc.	391	13,490

Investments	Shares	Value
Wausau Paper Corp.	1,524	$17,435
Zep, Inc.	459	8,863
Total Materials		466,956
Media—1.6%
4Kids Entertainment, Inc.*	370	725
AH Belo Corp. Class A	4,532	9,880
Arbitron, Inc.	441	5,856
E.W. Scripps Co. Class A	16,607	36,701
Live Nation, Inc.*	15,041	86,336
Total Media		139,498
Pharmaceuticals, Biotechnology—0.8%
ArQule, Inc.*	38	160
Cambrex Corp.*	882	4,075
Cubist Pharmaceuticals, Inc.*	208	5,025
Dionex Corp.*	99	4,440
Enzo Biochem Inc.*	209	1,022
Kendle International, Inc.*	396	10,185
Martek Biosciences Corp.*	160	4,850
Noven Pharmaceuticals, Inc.*	107	1,177
Par Pharmaceutical Cos., Inc.*	583	7,818
Parexel International Corp.*	1,965	19,080
Regeneron Pharmaceuticals, Inc.*	196	3,599
Salix Pharmaceuticals Ltd.*	266	2,349
Viropharma, Inc.*	255	3,320
Total Pharmaceuticals, Biotechnology		67,100
Real Estate—1.4%
Acadia Realty Trust (a)	120	1,712
BioMed Realty Trust, Inc. (a)	427	5,004
Cedar Shopping Centers, Inc. (a)	412	2,917
Colonial Properties Trust (a)	665	5,539
DiamondRock Hospitality Co. (a)	1,823	9,243
EastGroup Properties, Inc. (a)	67	2,384
Entertainment Properties Trust (a)	130	3,874
Extra Space Storage, Inc. (a)	402	4,149
Forestar Group, Inc.*	430	4,094
Franklin Street Properties Corp. (a)	685	10,104
Home Properties, Inc. (a)	178	7,227
Inland Real Estate Corp. (a)	213	2,765
Kilroy Realty Corp. (a)	119	3,982
Kite Realty Group Trust (a)	387	2,152
LaSalle Hotel Properties (a)	862	9,525
Lexington Realty Trust (a)	1,384	6,920
LTC Properties, Inc. (a)	51	1,034
Medical Properties Trust, Inc. (a)	223	1,407
Mid-America Apartment Communities, Inc. (a)	146	5,425
National Retail Properties, Inc. (a)	211	3,627
Parkway Properties, Inc. (a)	222	3,996
Pennsylvania Real Estate Investment Trust (a)	1,246	9,283
Post Properties, Inc. (a)	196	3,234
PS Business Parks, Inc. (a)	83	3,707
Senior Housing Properties Trust (a)	217	3,889
Sovran Self Storage, Inc. (a)	80	2,880
Tanger Factory Outlet Centers, Inc. (a)	85	3,198
Urstadt Biddle Properties, Inc. Class A (a)	67	1,067
Total Real Estate		124,338

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Retailing—12.8%
Aaron Rents, Inc.	864	$23,000
Audiovox Corp. Class A*	1,240	6,212
Big 5 Sporting Goods Corp.	2,327	12,124
Blue Nile, Inc.*	167	4,090
Brown Shoe Co, Inc.	5,448	46,145
Buckle, Inc.	363	7,921
Cabela's, Inc.*	4,987	29,074
Cato Corp. Class A	783	11,823
Charlotte Russe Holding, Inc.*	1,808	11,734
Childrens Place Retail Stores, Inc.*	1,160	25,149
Christopher & Banks Corp.	1,962	10,987
Dress Barn, Inc.*	2,095	22,500
Finish Line Class A	3,000	16,800
Fred's, Inc. Class A	2,264	24,361
Genesco, Inc.*	1,470	24,872
Group 1 Automotive, Inc.	9,058	97,555
Gymboree Corp.*	513	13,384
Haverty Furniture Cos., Inc.	1,159	10,813
Hibbett Sports, Inc.*	442	6,944
Hot Topic, Inc.*	1,230	11,402
HSN, Inc.*	14,242	103,539
Jo-Ann Stores, Inc.*	1,975	30,593
Jos. A. Bank Clothiers, Inc.*	285	7,453
Lithia Motors, Inc. Class A	11,527	37,578
MarineMax, Inc.*	4,430	15,018
Men's Wearhouse, Inc.	2,113	28,610
Midas Inc.*	337	3,535
NutriSystem, Inc.	687	10,023
OfficeMax, Inc.	18,931	144,632
PEP Boys-Manny, Moe & Jack	8,707	35,960
PetMed Express, Inc.*	151	2,662
Sonic Automotive, Inc. Class A	29,485	117,349
Stage Stores, Inc.	3,248	26,796
Stamps.com, Inc.*	120	1,180
Stein Mart, Inc.*	17,666	19,963
Ticketmaster Entertainment Inc.*	3,196	20,518
Tractor Supply Co.*	942	34,044
Tuesday Morning Corp.*	9,950	16,219
Tween Brands, Inc.*	2,915	12,593
Zale Corp.*	8,775	29,221
Zumiez, Inc.*	578	4,306
Total Retailing		1,118,682
Semiconductors & Semiconductor Equipment—1.9%
Actel Corp.*	253	2,965
Advanced Energy Industries, Inc.*	459	4,567
ATMI, Inc.*	349	5,385
Axcelis Technologies, Inc.*	7,821	3,989
Brooks Automation, Inc. *	1,389	8,070
Cabot Microelectronics Corp.*	195	5,084
Cohu, Inc.	236	2,867
Cymer, Inc.*	285	6,244
Cypress Semiconductor Corp.*	5,605	25,053
Diodes, Inc.*	1,001	6,066
DSP Group, Inc.*	632	5,069
Exar Corp.*	146	974
FEI Co.*	428	8,072
Hittite Microwave Corp.*	77	2,268
Kopin Corp.*	690	1,408

Investments	Shares	Value
Kulicke & Soffa Industries, Inc.*	6,357	$10,807
Micrel, Inc.	464	3,392
Microsemi Corp.*	454	5,739
MKS Instruments, Inc.*	576	8,519
Pericom Semiconductor Corp.*	350	1,918
Rudolph Technologies, Inc.*	634	2,238
Skyworks Solutions, Inc.*	2,077	11,507
Standard Microsystems Corp.*	288	4,706
Supertex, Inc.*	50	1,201
TriQuint Semiconductor, Inc.*	3,301	11,355
Ultratech, Inc.*	135	1,615
Varian Semiconductor Equipment Associates, Inc.*	661	11,977
Veeco Instruments, Inc.*	879	5,573
Total Semiconductors & Semiconductor Equipment		168,628
Software & Services—3.0%
Bankrate, Inc.*	58	2,204
Blackbaud, Inc.	299	4,037
CACI International, Inc., Class A*	699	31,517
Catapult Communications Corp.*	76	499
CIBER, Inc.*	3,942	18,961
Concur Technologies, Inc.*	86	2,823
CSG Systems International, Inc.*	367	6,411
CyberSource Corp.*	256	3,069
Dealertrack Holdings, Inc.*	287	3,412
Epicor Software Corp.*	1,583	7,598
EPIQ Systems, Inc.*	166	2,774
Forrester Research, Inc.*	675	19,042
Gevity HR, Inc.	5,797	8,753
Heartland Payment Systems, Inc.	1,216	21,280
Informatica Corp.*	440	6,041
InfoSpace, Inc.*	265	2,001
Integral Systems, Inc.*	152	1,832
Interwoven, Inc.*	286	3,604
j2 Global Communications, Inc.*	170	3,407
JDA Software Group, Inc.*	398	5,226
Knot, Inc.*	168	1,398
Manhattan Associates, Inc.*	308	4,869
MAXIMUS, Inc.	290	10,182
MICROS Systems, Inc.*	726	11,848
Perficient, Inc.*	681	3,255
Phoenix Technologies Ltd.*	234	819
Progress Software Corp.*	346	6,664
Quality Systems, Inc.	63	2,748
Radiant Systems, Inc.*	1,045	3,522
Smith Micro Software, Inc.*	226	1,257
Sonic Solutions*	1,387	2,441
SPSS, Inc.*	165	4,448
Startek, Inc.*	1,048	4,664
Take-Two Interactive Software, Inc.*	1,641	12,406
Taleo Corp. Class A*	326	2,553
THQ, Inc.*	3,000	12,570
Tyler Technologies, Inc.*	265	3,175
United Online, Inc.	1,187	7,205
Websense, Inc.*	236	3,533
Wright Express Corp.*	449	5,657
Total Software & Services		259,705

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Technology Hardware & Equipment—8.7%
Adaptec, Inc.*	611	$2,016
Agilysys, Inc.	2,090	8,966
Anixter International, Inc.*	3,042	91,625
Arris Group, Inc.*	2,069	16,449
Avid Technology, Inc.*	1,018	11,106
Bel Fuse, Inc. Class B	193	4,092
Benchmark Electronics, Inc.*	2,715	34,671
Black Box Corp.	512	13,373
Blue Coat Systems Inc.*	462	3,881
Brightpoint, Inc.*	15,932	69,304
Checkpoint Systems, Inc.*	1,153	11,346
Cognex Corp.	250	3,700
Comtech Telecommunications Corp.*	139	6,369
CTS Corp.	1,491	8,215
Daktronics, Inc.	736	6,889
Digi International, Inc.*	310	2,514
EMS Technologies, Inc.*	167	4,320
Electro Scientific Industries, Inc.*	476	3,232
FARO Technologies, Inc.*	177	2,984
Gerber Scientific, Inc.*	2,574	13,153
Harmonic Inc.*	831	4,662
Hutchinson Technology, Inc.*	2,849	9,915
Insight Enterprises, Inc.*	14,578	100,588
Intermec, Inc.*	550	7,304
Intevac, Inc.*	280	1,420
Itron, Inc.*	451	28,747
Keithley Instruments, Inc.	585	2,135
Littelfuse, Inc.*	438	7,271
LoJack Corp.*	528	2,175
Mercury Computer Systems, Inc.*	649	4,095
Methode Electronics, Inc.	875	5,898
MTS Systems Corp.	240	6,394
Netgear, Inc.*	896	10,223
Network Equipment Technologies, Inc.*	446	1,284
Newport Corp.*	915	6,204
Novatel Wireless, Inc.*	1,646	7,637
Park Electrochemical Corp.	170	3,223
PC-Tel, Inc.	180	1,183
Plexus Corp.*	1,407	23,849
RadiSys Corp.*	798	4,413
Rogers Corp. *	186	5,165
Scansource, Inc.*	1,587	30,581
Stratasys, Inc.*	151	1,623
Symmetricom, Inc.*	712	2,812
Synaptics, Inc.*	253	4,190
SYNNEX Corp.*	10,790	122,252
Technitrol, Inc.	4,949	17,223
Tekelec*	489	6,523
Tollgrade Communications, Inc.*	172	822
TTM Technologies, Inc.*	1,794	9,347
Viasat, Inc.*	343	8,259
Total Technology Hardware & Equipment		765,622
Telecommunication Services—0.3%
Fairpoint Communications, Inc.	4,634	15,200
General Communication, Inc. Class A*	915	7,402
Total Telecommunication Services		22,602

Investments	Shares	Value
Transportation—2.6%
Arkansas Best Corp.	1,053	$31,706
Forward Air Corp.	292	7,087
Heartland Express, Inc.	554	8,731
HUB Group, Inc., Class A*	1,062	28,175
Kirby Corp.*	655	17,921
Knight Transportation, Inc.	675	10,881
Landstar System, Inc.	1,056	40,582
Old Dominion Freight Line, Inc.*	940	26,752
Skywest, Inc.	2,920	54,312
Total Transportation		226,147
Utilities—4.2%
ALLETE, Inc.	348	11,230
American States Water Co.	114	3,760
Atmos Energy Corp.	3,681	87,239
Avista Corp.	1,131	21,919
Central Vermont Public Service Corp.	195	4,653
CH Energy Group, Inc.	400	20,556
Cleco Corp.	648	14,794
El Paso Electric Co.*	761	13,766
Laclede Group, Inc.	577	27,027
New Jersey Resources Corp.	1,218	47,927
Northwest Natural Gas Co.	294	13,004
Piedmont Natural Gas Co., Inc.	846	26,793
South Jersey Industries, Inc.	341	13,589
Southwest Gas Corp.	1,171	29,533
UIL Holdings Corp.	423	12,703
UniSource Energy Corp.	670	19,671
Total Utilities		368,164
Total Investments—100.4% (Cost $9,760,227)		8,831,619
Liabilities in Excess of Other Assets—(0.4%)		(37,765)
Net Assets—100.0%		$8,793,854

*  Non-income producing security.

(a)  Real Estate Investment Trust (REIT)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES FINANCIALS SECTOR FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—93.2%
Banks—12.7%
BB&T Corp.	627	$17,217
Comerica, Inc.	360	7,146
Fifth Third Bancorp	1,849	15,273
First Horizon National Corp.	504	5,327
Hudson City Bancorp, Inc.	265	4,229
Huntington Bancshares, Inc.	846	6,480
KeyCorp	1,434	12,218
M&T Bank Corp.	122	7,004
Marshall & Ilsley Corp.	423	5,770
People's United Financial, Inc.	106	1,890
PNC Financial Services Group, Inc.	346	16,954
Regions Financial Corp.	1,899	15,116
Sovereign Bancorp, Inc.*	2,768	8,249
SunTrust Banks, Inc.	740	21,860
U.S. Bancorp	1,315	32,888
Wells Fargo & Co.	3,251	95,840
Zions Bancorporation	231	5,661
Total Banks		279,122
Diversified Financials—48.9%
American Express Co.*	2,661	49,362
Ameriprise Financial, Inc.	682	15,932
Bank of America Corp.	12,853	180,970
Bank of New York Mellon Corp.	1,061	30,058
Capital One Financial Corp.	1,130	36,036
Charles Schwab Corp.	538	8,699
CIT Group, Inc.	2,686	12,194
Citigroup, Inc.	25,112	168,502
CME Group, Inc.	20	4,162
Discover Financial Services	1,149	10,950
E*Trade Financial Corp.*	1,793	2,062
Federated Investors, Inc. Class B	102	1,730
Franklin Resources, Inc.	176	11,225
Goldman Sachs Group, Inc.	1,684	142,113
IntercontinentalExchange, Inc.*	17	1,401
Invesco Ltd.	523	7,552
Janus Capital Group, Inc.	250	2,008
JPMorgan Chase & Co.	5,760	181,613
Legg Mason, Inc.	390	8,545
Leucadia National Corp.*	98	1,940
Moody's Corp.	144	2,893
Morgan Stanley	7,938	127,326
Nasdaq OMX Group, Inc.*	221	5,461
Northern Trust Corp.	194	10,115
NYSE Euronext	285	7,803
SLM Corp.*	1,438	12,798
State Street Corp.	580	22,811
T. Rowe Price Group, Inc.	119	4,217
Total Diversified Financials		1,070,478
Insurance—28.5%
Aflac, Inc.	623	28,558
Allstate Corp.	1,938	63,489
American International Group, Inc.	47,991	75,346
AON Corp.	299	13,658
Assurant, Inc.	615	18,450
Chubb Corp.	431	21,981

Investments	Shares	Value
Cincinnati Financial Corp.	202	$5,872
Genworth Financial, Inc. Class A	5,646	15,978
Hartford Financial Services Group, Inc.	1,607	26,387
Lincoln National Corp.	1,019	19,198
Loews Corp.	936	26,442
Marsh & McLennan Cos., Inc.	833	20,217
MetLife, Inc.	2,876	100,258
Principal Financial Group, Inc.	925	20,877
Progressive Corp.	1,374	20,349
Prudential Financial, Inc.	1,978	59,854
Torchmark Corp.	135	6,035
Travelers Cos., Inc.	984	44,477
Unum Group	1,081	20,107
XL Capital Ltd., Class A	4,289	15,869
Total Insurance		623,402
Real Estate—3.1%
Apartment Investment & Management Co., Class A (a)	243	2,807
AvalonBay Communities, Inc. (a)	22	1,333
Boston Properties, Inc. (a)	44	2,420
CB Richard Ellis Group, Inc., Class A*	2,474	10,688
Developers Diversified Realty Corp. (a)	315	1,537
Equity Residential (a)	113	3,370
HCP, Inc. (a)	78	2,166
Host Hotels & Resorts, Inc. (a)	1,227	9,288
Kimco Realty Corp. (a)	100	1,828
Plum Creek Timber Co., Inc. (a)	79	2,744
Prologis (a)	1,109	15,404
Public Storage (a)	42	3,339
Simon Property Group, Inc. (a)	120	6,376
Vornado Realty Trust (a)	81	4,888
Total Real Estate		68,188
Total Investments—93.2% (Cost $2,178,236)		2,041,190
Other Assets in Excess of Liabilities—6.8%		148,562
Net Assets—100.0%		$2,189,752

*  Non-income producing security.

(a)  Real Estate Investment Trust (REIT)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES ADR FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—9.0%
Daimler AG	1,524	$58,339
Honda Motor Co. Ltd. (a)	2,082	44,430
Magna International, Inc. Class A	323	9,667
Nissan Motor Co. Ltd. (a)	5,478	39,880
Toyota Motor Corp. (a)	1,401	91,681
Total Automobiles & Components		243,997
Banks—10.6%
Allied Irish Banks PLC (a)	1,016	4,765
Banco Bilbao Vizcaya Argentaria SA (a)	982	12,265
Banco Bradesco SA (a)	1,820	17,963
Banco de Chile (a)	47	1,538
Banco Itau Holding Financeira SA (a)	1,067	12,377
Banco Santander Chile (a)	55	1,927
Banco Santander SA (a)	1,935	18,363
Bank of Montreal	261	6,705
Bank of Nova Scotia	369	10,037
Barclays PLC (a)	3,247	31,821
Canadian Imperial Bank of Commerce	142	5,929
Governor & Co. of the Bank of Ireland (a)	1,226	5,848
HSBC Holdings PLC (a)	939	45,701
Lloyds TSB Group PLC (a)	1,604	12,351
Mitsubishi UFJ Financial Group, Inc. (a)	2,466	15,314
Mizuho Financial Group, Inc. (a)	1,724	9,947
National Bank of Greece SA (a)	1,135	4,324
Royal Bank of Canada	436	12,932
Royal Bank of Scotland Group PLC (a)	1,801	27,537
Shinhan Financial Group Co., Ltd.* (a)	7	330
Toronto-Dominion Bank	271	9,721
Unibanco-Uniao de Bancos Brasileiros SA (a)	111	7,173
Westpac Banking Corp. (a)	191	11,508
Total Banks		286,376
Capital Goods—4.5%
ABB Ltd. (a)	1,015	15,235
Empresa Brasileira de Aeronautica SA (a)	150	2,432
Koninklijke Philips Electronics NV (b)	856	17,009
Kubota Corp. (a)	140	5,050
Mitsui & Co. Ltd. (a)	138	28,291
Siemens AG (a)	678	51,358
Tomkins PLC (a)	333	2,434
Total Capital Goods		121,809
Consumer Durables & Apparel—2.0%
Gildan Activewear, Inc.*	28	329
Luxottica Group SpA (a)	144	2,609
Panasonic Corp. (a)	2,579	32,083
Sony Corp. (a)	740	16,184
Thomson* (a)	2,705	3,652
Total Consumer Durables & Apparel		54,857
Consumer Services—0.2%
Carnival PLC (a)	255	5,776
Intercontinental Hotels Group PLC (a)	89	745
Total Consumer Services		6,521

Investments	Shares	Value
Diversified Financials—5.9%
Credit Suisse Group AG (a)	864	$24,417
Deutsche Bank AG	1,138	46,305
ING Groep NV (a)	4,699	52,159
Nomura Holdings, Inc. (a)	461	3,849
ORIX Corp. (a)	77	2,188
UBS AG*	2,189	31,303
Total Diversified Financials		160,221
Energy—28.6%
BP PLC (a)	2,996	140,032
Cameco Corp.	56	966
Canadian Natural Resources Ltd.	157	6,277
CNOOC Ltd. (a)	57	5,429
Enbridge, Inc.	174	5,650
EnCana Corp.	250	11,620
Enerplus Resources Fund (c)	31	607
ENI SpA (a)	1,364	65,226
Imperial Oil Ltd.	379	12,780
Nexen, Inc.	190	3,340
Penn West Energy Trust (c)	109	1,212
Petrobras Energia Participaciones SA (a)	308	1,876
Petro-Canada	484	10,595
PetroChina Co. Ltd. (a)	482	42,888
Petroleo Brasilerio SA (a)	2,975	60,720
Repsol YPF SA (a)	1,710	36,782
Royal Dutch Shell PLC Class A (a)	1,777	94,074
Royal Dutch Shell PLC Class B (a)	1,821	93,654
Santos Ltd. (a)	20	885
StatoilHydro ASA (a)	3,153	52,529
Suncor Energy, Inc.	559	10,901
Talisman Energy, Inc.	424	4,236
Tenaris SA (a)	201	4,217
Total SA (a)	1,780	98,434
TransCanada Corp.	114	3,094
Total Energy		768,024
Food & Staples Retailing—0.1%
Distribucion y Servicio D&S SA (a)	96	2,322
Total Food & Staples Retailing		2,322
Food Beverage & Tobacco—3.0%
British American Tobacco PLC (a)	160	8,470
Cadbury PLC (a)	306	10,915
Companhia de Bebidas das Americas (a)	108	4,785
Diageo PLC (a)	108	6,128
Fomento Economico Mexicano SAB de CV (a)	200	6,026
Unilever NV (b)	955	23,446
Unilever PLC (a)	971	22,352
Total Food Beverage & Tobacco		82,122
Health Care Equipment & Services—0.2%
Fresenius Medical Care AG & Co. KGaA (a)	84	3,963
Smith & Nephew PLC (a)	39	1,260
Total Health Care Equipment & Services		5,223

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES ADR FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Insurance—7.7%
Aegon NV (b)	2,569	$15,542
Allianz SE (a)	6,045	65,467
AXA SA (a)	2,931	65,860
China Life Insurance Co. Ltd. (a)	224	10,394
Manulife Financial Corp.	690	11,751
Prudential PLC (a)	2,535	32,068
Sun Life Financial, Inc.	294	6,803
Total Insurance		207,885
Materials—6.4%
Agnico-Eagle Mines Ltd.	5	257
Agrium, Inc.	132	4,505
Anglo American PLC (a)	963	11,190
Aracruz Celulose SA (a)	106	1,196
Barrick Gold Corp.	105	3,861
BHP Billiton Ltd. (a)	591	25,354
BHP Billiton PLC (a)	692	26,696
Cemex SAB de CV* (a)	1,185	10,831
Cia Siderurgica Nacional SA (a)	293	3,753
Cia Vale do Rio Doce (a)	1,482	16,816
CRH PLC (a)	448	11,661
Gerdau SA (a)	1,480	9,768
Goldcorp, Inc.	38	1,198
Kinross Gold Corp.	35	645
Lundin Mining Corp.*	407	391
Nova Chemicals Corp.	453	2,161
POSCO (a)	173	13,018
Potash Corp. of Saskatchewan	66	4,833
Rio Tinto PLC (a)	169	15,026
Sociedad Quimica y Minera de Chile SA (a)	29	707
Syngenta AG (a)	99	3,875
Teck Cominco Ltd. Class B	699	3,439
Yamana Gold, Inc.	76	587
Total Materials		171,768
Media—1.0%
British Sky Broadcasting Group PLC (a)	134	3,806
Grupo Televisa SA (a)	101	1,509
Pearson PLC (a)	318	3,034
Reed Elsevier NV (a)	49	1,181
Reed Elsevier PLC (a)	32	955
Shaw Communications, Inc. Class B	65	1,149
Thomson Reuters Corp.	139	4,052
Thomson Reuters PLC (a)	38	5,161
WPP PLC (a)	184	5,444
Total Media		26,291
Pharmaceuticals, Biotechnology—2.5%
AstraZeneca PLC (a)	294	12,063
Biovail Corp.	32	302
Elan Corp. PLC* (a)	28	168
GlaxoSmithKline PLC (a)	468	17,442
MDS, Inc.*	67	411
Novartis AG (a)	302	15,028
Novo Nordisk A/S (a)	61	3,135
Sanofi-Aventis SA (a)	514	16,530

Investments	Shares	Value
Shire PLC (a)	26	$1,164
Total Pharmaceuticals, Biotechnology		66,243
Real Estate—0.2%
Brookfield Asset Management, Inc. Class A	337	5,146
Total Real Estate		5,146
Semiconductors & Semiconductor Equipment—0.6%
Advantest Corp. (a)	33	537
ARM Holdings PLC (a)	49	189
ASML Holding NV (b)	128	2,313
Infineon Technologies AG* (a)	2,157	3,020
STMicroelectronics NV (b)	561	3,731
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	614	4,850
United Microelectronics Corp. (a)	647	1,268
Total Semiconductors & Semiconductor Equipment		15,908
Software & Services—0.2%
SAP AG (a)	178	6,447
Total Software & Services		6,447
Technology Hardware & Equipment—4.8%
Alcatel-Lucent (a)	3,002	6,454
AU Optronics Corp. (a)	985	7,565
Canon, Inc. (a)	511	16,045
FUJIFILM Holdings Corp. (a)	415	9,221
Hitachi Ltd. (a)	822	32,174
Kyocera Corp. (a)	71	5,138
Nokia OYJ (a)	2,015	31,434
Nortel Networks Corp.*	7,386	1,920
Research In Motion Ltd.*	77	3,125
TDK Corp. (a)	99	3,687
Telefonaktiebolaget LM Ericsson (a)	1,552	12,121
Total Technology Hardware & Equipment		128,884
Telecommunication Services—10.4%
America Movil SAB de CV Class L (a)	395	12,241
BCE, Inc.	340	6,967
Brasil Telecom Participacoes SA (a)	63	2,434
BT Group PLC (a)	747	14,925
China Mobile Ltd. (a)	346	17,594
Chunghwa Telecom Co. Ltd. (a)	137	2,137
Deutsche Telekom AG (a)	2,279	34,869
France Telecom SA (a)	831	23,326
Hellenic Telecommunications Organization SA (a)	421	3,499
Nippon Telegraph & Telephone Corp. (a)	1,417	38,527
NTT DoCoMo, Inc. (a)	833	16,343
Portugal Telecom SGPS SA (a)	457	3,921
Rogers Communications, Inc. Class B	144	4,332
SK Telecom Co., Ltd. (a)	257	4,672
Tele Norte Leste Participacoes SA (a)	274	3,814
Telecom Corp. of New Zealand, Ltd. (a)	234	1,568
Telecom Italia SpA (a)	1,208	19,630

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — concluded

REVENUESHARES ADR FUND

DECEMBER 31, 2008 (UNAUDITED)

Investments	Shares	Value
Telecommunication Services—10.4% (continued)
Telefonica SA (a)	498	$33,560
Telefonos de Mexico SAB de CV Class L (a)	237	4,963
TELUS Corp.†	125	3,553
Vodafone Group PLC (a)	1,358	27,758
Total Telecommunication Services		280,633
Transportation—0.3%
Canadian National Railway Co.	85	3,124
Canadian Pacific Railway Ltd.	56	1,883
Lan Airlines SA (a)	195	1,570
Ryanair Holdings PLC* (a)	63	1,832
Total Transportation		8,409
Utilities—1.5%
Cia Energetica de Minas Gerais (a)	149	2,047
Cia Paranaense de Energia (a)	105	1,107
Empresa Nacional de Electricidad SA/Chile (a)	49	1,641
Enersis SA (a)	331	4,217
National Grid PLC (a)	180	9,083
TransAlta Corp.	64	1,281
Veolia Environnement (a)	680	21,562
Total Utilities		40,938
Total Investments—99.7% (Cost $2,440,531)		2,690,024
Other Assets in Excess of Liabilities—0.3%		8,968
Net Assets—100.0%		$2,698,992

*  Non-income producing security.

†  Non-voting

(a)  American Depositary Receipt (ADR)

(b)  Registered Shares

(c)  Unit

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

DECEMBER 31, 2008 (UNAUDITED)

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund
ASSETS:
Investments at value	$42,503,640	$10,437,400	$8,831,619	$2,041,190	$2,690,024
Cash	1,326	27,042	17,232	7,464	8,186
Receivables:
Expense reimbursement due from Adviser	124,306	87,200	87,365	26,760	23,018
Dividends receivables	86,068	11,182	10,862	3,673	3,718
Receivable for capital shares sold	1,534,200	—	—	—	—
Receivable for securities sold	415,607	58,111	38,247	147,257	—
Total Assets	44,665,147	10,620,935	8,985,325	2,226,344	2,724,946
LIABILITIES:
Payables:
Investment securities purchased	1,934,353	63,401	44,922	—	—
Dividends payable	192,784	35,397	27,737	8,442	1,519
Advisory fees (Note 3)	50,830	14,544	12,875	1,284	1,735
Principal Financial Officer fees	4,094	4,911	5,128	3,635	3,053
Trustee fees	101	2,172	2,304	233	190
Other accrued expenses	85,591	97,886	98,505	22,998	19,457
Total Liabilities	2,267,753	218,311	191,471	36,592	25,954
NET ASSETS	$42,397,394	$10,402,624	$8,793,854	$2,189,752	$2,698,992
NET ASSETS CONSIST OF:
Paid-in capital	$53,828,838	$13,258,764	$10,634,806	$2,385,440	$2,501,889
Undistributed net investment income (loss)	2,610	277	(5,719)	527	1,400
Accumulated net realized loss on investments	(4,591,880)	(782,855)	(906,625)	(59,169)	(53,790)
Net unrealized appreciation (depreciation) on investments	(6,842,174)	(2,073,562)	(928,608)	(137,046)	249,493
NET ASSETS	$42,397,394	$10,402,624	$8,793,854	$2,189,752	$2,698,992
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	2,651,400	651,400	501,400	100,000	100,000
Net asset value, per share	$15.99	$15.97	$17.54	$21.90	$26.99
Investments at cost	$49,345,814	$12,510,962	$9,760,227	$2,178,236	$2,440,531

The accompanying notes are an integral part of these financial statements.

Statements of Operations

SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund*	RevenueShares ADR Fund**
INVESTMENT INCOME:
Dividend income	$351,465	$66,734	$46,433	$10,359	$4,342
Foreign withholding tax	—	—	(25)	—	(6)
Total Income	351,465	66,734	46,408	10,359	4,336
EXPENSES:
Advisory fees (Note 3)	58,709	16,650	15,015	1,284	1,735
BNY Fund Services fees	39,688	39,688	39,688	6,936	5,826
Professional fees	34,900	34,900	34,900	9,131	7,851
Compliance fees	23,430	9,413	9,346	4,268	3,585
Principal Financial Officer fees	19,956	8,018	7,960	3,635	3,053
Trustees fees	7,699	1,764	1,743	233	190
Other expense	9,648	806	786	1,548	1,291
Total Expenses	194,030	111,239	109,438	27,035	23,531
Less expenses waived and reimbursed by Adviser (Note 3)	(130,103)	(93,256)	(93,222)	(25,645)	(22,114)
Net Expenses	63,927	17,983	16,216	1,390	1,417
Net Investment Income	287,538	48,751	30,192	8,969	2,919
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(4,565,241)	(778,802)	(912,721)	(59,169)	(53,790)
Net change in unrealized appreciation (depreciation) on investments	(4,085,381)	(1,840,472)	(579,374)	(137,046)	249,493
Net realized and unrealized gain (loss) on investments	(8,650,622)	(2,619,274)	(1,492,095)	(196,215)	195,703
Net increase (decrease) in net assets resulting from operations	$(8,363,084)	$(2,570,523)	$(1,461,903)	$(187,246)	$198,622

*  Commencement of operations was November 10, 2008.

**  Commencement of operations was November 18, 2008.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund		RevenueShares Financials Sector Fund	RevenueShares ADR Fund
	Six Months Ended December 31, 2008 (Unaudited)	For the Period February 22, 2008* Through June 30, 2008	Six Months Ended December 31, 2008 (Unaudited)	For the Period February 22, 2008* Through June 30, 2008	Six Months Ended December 31, 2008 (Unaudited)	For the Period February 22, 2008* Through June 30, 2008	For the Period November 10, 2008* Through December 31, 2008 (Unaudited)	For the Period November 18, 2008* Through December 31, 2008 (Unaudited)
OPERATIONS:
Net investment income	$287,538	$80,630	$48,751	$16,245	$30,192	$15,074	$8,969	$2,919
Net realized loss on investments	(4,565,241)	(27,016)	(778,802)	(5,054)	(912,721)	5,187	(59,169)	(53,790)
Net change in unrealized appreciation (depreciation) on investments	(4,085,381)	(2,756,793)	(1,840,472)	(233,090)	(579,374)	(349,234)	(137,046)	249,493
Net increase (decrease) in net assets resulting from operations	(8,363,084)	(2,703,179)	(2,570,523)	(221,899)	(1,461,903)	(328,973)	(187,246)	198,622
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(292,574)	(72,607)	(49,663)	(14,055)	(36,892)	(13,184)	(8,442)	(1,519)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	37,273,311	34,789,142	10,173,553	5,069,798	5,590,528	5,009,278	2,385,440	2,501,889
Cost of shares redeemed	(18,268,615)	—	(2,019,587)	—	—	—	—	—
Net increase in net assets resulting from shareholder transactions	19,004,696	34,789,142	8,153,966	5,069,798	5,590,528	5,009,278	2,385,440	2,501,889
Increase in net assets	10,349,038	32,013,356	5,533,780	4,833,844	4,091,733	4,667,121	2,189,752	2,698,992
NET ASSETS:
Beginning of period	32,048,356	35,000	4,868,844	35,000	4,702,121	35,000	—	—
End of period	$42,397,394	$32,048,356	$10,402,624	$4,868,844	$8,793,854	$4,702,121	$2,189,752	$2,698,992
Undistributed net investment income included in net assets at end of period	$2,610	$7,646	$277	$1,189	$(5,719)	$981	$527	$1,400
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period[1]	1,401,400	1,400	201,400	1,400	201,400	1,400	—	—
Shares sold[1]	2,150,000	1,400,000	550,000	200,000	300,000	200,000	100,000	100,000
Shares redeemed[1]	(900,000)	—	(100,000)	—	—	—	—	—
Shares outstanding, end of period	2,651,400	1,401,400	651,400	201,400	501,400	201,400	100,000	100,000

*  Commencement of operations.

1  On November 6, 2008, there was a 2 for 1 stock split. Historical share amounts have been adjusted to reflect the 2 for 1 stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets — concluded

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund		RevenueShares Financials Sector Fund	RevenueShares ADR Fund
	Six Months Ended December 31, 2008 (Unaudited)	For the Period February 22, 2008[1] Through June 30, 2008	Six Months Ended December 31, 2008 (Unaudited)	For the Period February 22, 2008[1] Through June 30, 2008	Six Months Ended December 31, 2008 (Unaudited)	For the Period February 22, 2008[1] Through June 30, 2008	For the Period November 10, 2008[1] Through December 31, 2008 (Unaudited)	For the Period November 18, 2008[1] Through December 31, 2008 (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period[2]	$22.87	$25.00	$24.17	$25.00	$23.35	$25.00	$25.00	$25.00
Net investment income[2,3]	0.19	0.15	0.13	0.08	0.09	0.08	0.09	0.03
Net realized and unrealized gain (loss) on investments[2]	(6.93)	(2.23)	(8.23)	(0.84)	(5.81)	(1.67)	(3.11)	1.98
Total gain (loss) from investment operations	(6.74)	(2.08)	(8.10)	(0.76)	(5.72)	(1.59)	(3.02)	2.01
Less: Dividends from net investment income[2]	(0.14)	(0.05)	(0.10)	(0.07)	(0.09)	(0.06)	(0.08)	(0.02)
Net asset value, end of period	$15.99	$22.87	$15.97	$24.17	$17.54	$23.35	$21.90	$26.99
Total Return[4]	(29.50)%	(8.31)%	(33.55)%	(3.02)%	(24.51)%	(6.36)%	(12.04)%	8.02%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$42,397	$32,048	$10,403	$4,869	$8,794	$4,702	$2,190	$2,699
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursement[5]	0.49%	0.49%	0.54%	0.54%	0.54%	0.54%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursement[5]	1.49%	2.32%	3.36%	4.93%	3.64%	5.03%	9.53%	8.14%
Net investment income, net of waivers and reimbursement[5]	2.20%	1.87%	1.47%	0.89%	1.01%	0.85%	3.16%	1.01%
Portfolio turnover rate[6]	25.88%	0.88%	41.66%	1.07%	41.70%	6.44%	19.89%	94.45%

1  Commencement of operations.

2  On November 6, 2008 there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 stock split on a retroactive basis.

3  Based on average shares outstanding.

4  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived and reimbursed by the Adviser.

5  Annualized.

6  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds' capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — concluded

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
(UNAUDITED)

1. ORGANIZATION

The RevenueShares ETF Trust, (the "Trust") was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), which is currently comprised of five active funds (collectively, the "Funds" and each individually a "Fund").The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund and RevenueShares ADR Fund are not. The Funds commenced operations on February 22, 2008 for RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for RevenueShares Financials Sector Fund and November 18, 2008 for RevenueShares ADR Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund and RevenueShares ADR Fund) is to outperform the total return performance of the Fund's corresponding benchmark Standard & Poor's index (S&P 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, and the S&P ADR Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — The Net Asset Value ("NAV") per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund's NAV at the close of regular trading (ordinarily 4:00 p.m. New York City Time) every day the New York Stock Exchange is open. Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust's Board of Trustees (the "Board").

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distribution to Shareholders — Each Fund shareholders are entitled to their share of a Fund's income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions." Income dividends, if any are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income — Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses — Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Other Risks — The RevenueShares Financials Sector Fund and RevenueShares ADR Fund are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund's share price.

3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

VTL Associates, LLC (the "Adviser") has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory

Notes to Financial Statements — continued
(UNAUDITED)

fee based on a percentage of daily net assets of each Fund. Out of the advisory fee, the Adviser pays all fees and expenses of the Sub-Adviser. Each Fund is responsible for the payment of all other expenses associated with the operations, including but not limited to brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Trustees, fees and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of their prospectus and shareholder reports, and extraordinary expenses.

For services provided, the RevenueShares Large Cap, Mid Cap, Small Cap, Financials Sector and ADR Funds pay the Adviser an annualized fee of 0.45%, 0.50%, 0.50%, 0.45% and 0.60% respectively, based upon each Fund's daily net assets.

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to limit each Fund's net annual fund operating expenses before taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses for the RevenueShares Large Cap, Mid Cap, Small Cap, Financials Sector and ADR Funds to 0.49%, 0.54%, 0.54%, 0.49% and 0.49% respectively. This agreement will remain in effect and will be contractually binding until September 30, 2009, after which it may be terminated or revised.

For the period ended December 31, 2008, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed
RevenueShares Large Cap Fund	$130,103
RevenueShares Mid Cap Fund	93,256
RevenueShares Small Cap Fund	93,222
RevenueShares Financials Sector Fund	25,645
RevenueShares ADR Fund	22,114

Mellon Capital Management Corp. (the "Sub-Adviser"), a separate identifiable division of The Bank of New York Mellon Corporation, acts as investment sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time.

The Bank of New York Mellon Corp. serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

Distribution Agreement — Foreside Fund Services, LLC serves as the Funds' distributor (the "Distributor"). The Trust has adopted a distribution and services plan ("12b-1") pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount of up to a maximum annual rate 0.25% of the average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Other Agreements — Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC ("FMS"), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds. Certain officers or employees of FCS and FMS are also officers of the Trust. Neither the Distributor, FCS, FMS or their employees that serve as officers of the Trust has any role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.

Licensing Fee Agreements — The Adviser has entered into a licensing agreement for each Fund with RevenueShares Investor Services. The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for the use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

4. CREATION AND REDEMPTION TRANSACTIONS

As of December 31, 2008, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more ("Creation Units"). Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Notes to Financial Statements — continued
(UNAUDITED)

Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The Board authorized a two-for-one stock split for the RevenueShares Large Cap Fund, Mid Cap Fund and Small Cap Fund, effective November 6, 2008, for the shareholders of record on November 3, 2008. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the net asset value per share by a factor of two, resulting in no effect to total net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock split.

5. FAIR VALUE MEASUREMENT

The Financial Accounting Standard Board's ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurement" establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund's investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of December 31, 2008 in valuing the Funds' assets carried at fair value:

Valuation inputs	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Level 1 — Quoted Prices	$42,503,640	—	$10,437,400	—	$8,831,619	—
Level 2 — Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—
Total	$42,503,640	—	$10,437,400	—	$8,831,619	—
Valuation inputs	RevenueShares Financials Sector Fund		RevenueShares ADR Fund
	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Level 1 — Quoted Prices	$2,041,190	—	$2,690,024	—
Level 2 — Other Significant Observable Inputs	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—
Total	$2,041,190	—	$2,690,024	—

*  Other financial investments include futures, forwards and swap contracts.

Notes to Financial Statements — continued
(UNAUDITED)

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended December 31, 2008 were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$7,505,248	$7,173,646
RevenueShares Mid Cap Fund	3,011,857	2,935,007
RevenueShares Small Cap Fund	2,834,114	2,756,398
RevenueShares Financials Sector Fund	421,110	569,145
RevenueShares ADR Fund	2,482,926	2,490,494

For the period ended December 31, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$37,160,850	$18,247,737
RevenueShares Mid Cap Fund	10,164,435	2,020,339
RevenueShares Small Cap Fund	5,582,009	—
RevenueShares Financials Sector Fund	2,385,440	—
RevenueShares ADR Fund	2,501,889	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

7. FEDERAL INCOME TAX

The Funds intend to qualify as a "regulated investment company" under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RevenueShares Large Cap Fund	$49,345,814	$510,666	$(7,352,840)	$(6,842,174)
RevenueShares Mid Cap Fund	12,510,962	236,328	(2,309,890)	(2,073,562)
RevenueShares Small Cap Fund	9,760,227	507,812	(1,436,420)	(928,608)
RevenueShares Financials Sector Fund	2,178,236	100,997	(238,043)	(137,046)
RevenueShares ADR Fund	2,440,531	280,000	(30,507)	249,493

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

Notes to Financial Statements — concluded
(UNAUDITED)

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In May 2008, the FASB issued SFAS No. 162. The Hierarchy of Generally Accepted Accounting Principles ("SFAS 162"). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with GAAP in the United States (the GAAP hierarchy). SFAS 162 is effective 60 days following the Securities and Exchange Commission's approval of the Public Company Accounting Oversight Board amendments to AU Section 411, the Meaning of Present Fairly in Conformity with General Accepted Accounting Principles. SFAS 162 became effective on November 15, 2008. Management has evaluated SFAS 162 and does not expect it to materially impact the Trust's financial statements.

In September 2008, FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS No. 161 ("FSP 133-1"). FSP 133-1 requires more detailed disclosures about the Fund's use of credit derivatives when the Fund is a protection seller. The enhanced disclosures include for each credit derivative, its nature (including its terms and its current status with respect to payment/performance risk), the maximum potential amount of undiscounted future payments the Fund could be required to make, its fair value and any associated collateral held by the Fund, or by third parties, FSP 133-1 is effective for fiscal periods and interim periods ending after November 15, 2008. Management is currently evaluating the impact the adoption of FSP 133-1 will have on its financial statements and disclosure.

Supplemental Information
(UNAUDITED)

Proxy Voting Policies, Procedures and Record

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30, 2008 is available, without charge upon request, through the Funds' website at www.revenuesharesetfs.com. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

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Investment Adviser

VTL Associates, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

Sub-Adviser

Mellon Capital Management Corp.
1633 Broadway
13th Floor
New York, New York 10019

Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young, LLP
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, Pennsylvania 19103

This report is submitted for the general information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, experience of their management, marketability of shares, and other information.

RevenueSharesTM ETF Trust
One Commerce Square, 2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

www.RevenueSharesETFs.com | 877.738.8870

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)                                  Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)                                 Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:	RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	February 26, 2009

By:	/s/ Christopher Lanza

Christopher Lanza, Chief Financial Officer

Date:	February 26, 2009